UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21866

HIGHLAND FUNDS I

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Item 1:	Schedule of Investments

The Schedule of Investments are attached herewith.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2017	Highland Long/Short Equity Fund

Shares		Value ($)
COMMON STOCKS - 90.1%
CONSUMER DISCRETIONARY - 11.8%
9,800	Amazon.com, Inc.(a)(b)	8,688,092
70,700	Burlington Stores, Inc.(a)(b)	6,878,403
33,800	Charter Communications, Inc., Class A(a)(b)	11,063,416
105,000	Lions Gate Entertainment Corp., Class A(c)	2,788,800
145,366	Lowe’s Cos., Inc.(a)	11,950,539
310,615	MGM Resorts International(a)	8,510,851

		49,880,101

CONSUMER STAPLES (a) - 6.8%
259,300	Conagra Brands, Inc.	10,460,162
59,000	Kraft Heinz Co. (The)	5,357,790
223,478	Pinnacle Foods, Inc.	12,932,672

		28,750,624

ENERGY (a) - 8.2%
289,100	Callon Petroleum Co.(b)	3,804,556
341,000	Parsley Energy, Inc., Class A(b)	11,085,910
63,636	Pioneer Natural Resources Co.	11,850,932
197,473	RSP Permian, Inc.(b)	8,181,307

		34,922,705

FINANCIAL (a) - 14.2%
436,219	CIT Group, Inc.	18,726,882
93,000	CME Group, Inc.	11,048,400
213,541	E*TRADE Financial Corp.(b)	7,450,445
945,605	Huntington Bancshares, Inc.	12,661,651
55,000	IBERIABANK Corp.	4,350,500
413,000	Regions Financial Corp.	6,000,890

		60,238,768

HEALTHCARE - 6.7%
20,300	Actelion, Ltd.	5,733,363
49,900	CR Bard, Inc.(a)	12,402,146
21,700	Mettler-Toledo International, Inc.(a)(b)	10,392,347

		28,527,856

INDUSTRIALS - 12.7%
50,000	FedEx Corp.(a)	9,757,500
166,700	KLX, Inc.(a)(b)	7,451,490
25,510	Parker-Hannifin Corp.(a)	4,089,763
33,319	Pendrell Corp.(b)	216,573
42,600	Roper Technologies, Inc.(a)	8,796,474
77,500	United Continental Holdings, Inc.(a)(b)	5,474,600
49,700	Watsco, Inc.(a)	7,116,046
226,249	XPO Logistics, Inc.(a)(b)	10,835,065
		53,737,511
INFORMATION TECHNOLOGY - 23.8%
33,700	Broadcom, Ltd.(a)	7,378,952
103,278	Cavium, Inc.(a)(b)(c)	7,400,901
285,643	CDK Global, Inc.(a)	18,569,651
102,932	Facebook, Inc., Class A(a)(b)	14,621,491
140,700	Micron Technology, Inc.(a)(b)	4,066,230
187,358	Microsoft Corp.(a)	12,339,398
83,400	ServiceNow, Inc.(a)(b)	7,294,998
115,000	Snap, Inc., Class A(b)(c)	2,590,950
220,784	Visa, Inc., Class A(a)(c)	19,621,074
81,500	Western Digital Corp.(a)	6,726,195

		100,609,840

MATERIALS (a) - 4.3%
179,100	Berry Plastics Group, Inc.(b)	8,698,887

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Long/Short Equity Fund

78,200	Vulcan Materials Co.	9,421,536

		18,120,423

UTILITIES - 1.6%
412,500	Vistra Energy Corp.	6,723,750

	Total Common Stocks (Cost $358,170,746)	381,511,578

Contracts
PURCHASED CALL OPTIONS - 0.1%
3,000	Snap, Inc., Strike Price $25.00, expires 05/19/2017	396,000
1,750	SPDR S&P 500 ETF Trust, Strike Price $248.00, expires 06/16/2017	92,750

	Total Purchased Call Options (Cost $728,501)	488,750

Shares
REGISTERED INVESTMENT COMPANIES (d) - 1.5%
293,864	Highland Merger Arbitrage Fund	6,124,134

	Total Registered Investment Companies (Cost $6,000,847)	6,124,134

CASH EQUIVALENTS - 11.7%
49,680,068	State Street Institutional U.S. Government Money Market Fund, Premier Class	49,680,068

	Total Cash Equivalents (Cost $49,680,068)	49,680,068

Total Investments - 103.4%
(Cost $414,580,162)		437,804,530

SECURITIES SOLD SHORT (e) - (41.2)%
EXCHANGE-TRADED FUNDS - (6.4)%
BROAD MARKET INDEX - (1.0)%
(17,500)	SPDR S&P 500 ETF Trust	(4,125,450)

ENERGY - (1.3)%
(151,570)	SPDR S&P Oil & Gas Exploration & Production, ETF	(5,674,781)

FINANCIAL - (0.8)%
(75,000)	SPDR S&P Bank ETF	(3,223,500)

HEALTHCARE - (0.8)%
(45,000)	Health Care Select Sector SPDR Fund, ETF	(3,346,200)

INDUSTRIALS - (2.5)%
(84,260)	Industrial Select Sector SPDR Fund, ETF	(5,481,955)
(66,500)	VanEck Vectors Semiconductor ETF	(5,300,715)

		(10,782,670)

	Total Exchange-Traded Funds
	(Proceeds $27,105,572)	(27,152,601)

COMMON STOCKS - (34.8)%
CONSUMER DISCRETIONARY - (4.1)%
(85,300)	AutoNation, Inc.(f)	(3,607,337)
(80,000)	Comcast Corp., Class A	(3,007,200)
(32,479)	DineEquity, Inc.	(1,767,507)
(84,220)	Dollar Tree, Inc.(f)	(6,607,901)
(37,500)	Tractor Supply Co.	(2,586,375)

		(17,576,320)

CONSUMER STAPLES - (2.8)%
(81,794)	British American Tobacco PLC	(5,420,804)
(18,900)	Philip Morris International, Inc.	(2,133,810)
(50,000)	Procter & Gamble Co. (The)	(4,492,500)

		(12,047,114)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Long/Short Equity Fund

ENERGY - (6.9)%
(45,000)	Exxon Mobil Corp.	(3,690,450)
(210,929)	ONEOK, Inc.	(11,693,904)
(30,000)	Schlumberger, Ltd.	(2,343,000)
(221,382)	Sunoco Logistics Partners L.P.	(5,406,148)
(72,633)	Tesoro Corp.	(5,887,631)

		(29,021,133)

FINANCIAL - (7.0)%
(48,800)	Cincinnati Financial Corp.	(3,526,776)
(62,500)	Citizens Financial Group, Inc.	(2,159,375)
(6,420)	Fairfax Financial Holdings, Ltd.	(2,913,346)
(20,000)	M&T Bank Corp.	(3,094,600)
(361,028)	People’s United Financial, Inc.	(6,570,710)
(56,700)	State Street Corp.	(4,513,887)
(109,500)	TD Ameritrade Holding Corp.	(4,255,170)
(162,753)	Waddell & Reed Financial, Inc., Class A	(2,766,801)

		(29,800,665)

INDUSTRIALS - (3.6)%
(45,800)	JB Hunt Transport Services, Inc.	(4,201,692)
(54,494)	Old Dominion Freight Line, Inc.	(4,663,052)
(58,300)	United Parcel Service, Inc., Class B	(6,255,590)

		(15,120,334)

INFORMATION TECHNOLOGY - (6.1)%
(51,000)	Automatic Data Processing, Inc.	(5,221,890)
(26,500)	Euronet Worldwide, Inc.(f)	(2,266,280)
(136,000)	First Data Corp., Class A(f)	(2,108,000)
(18,500)	Fiserv, Inc.(f)	(2,133,235)
(110,800)	GrubHub, Inc.(f)	(3,644,212)
(30,000)	MasterCard, Inc., Class A	(3,374,100)
(80,294)	Micro Focus International PLC	(2,287,195)
(39,100)	Qorvo, Inc.(f)	(2,680,696)
(71,700)	Teradata Corp.(f)	(2,231,304)

		(25,946,912)

MATERIALS - (0.8)%
(35,500)	Packaging Corp. of America	(3,252,510)

REAL ESTATE - (1.5)%
(86,200)	Extra Space Storage, Inc., REIT	(6,412,418)

TELECOMMUNICATION SERVICES - (1.7)%
(36,075)	AT&T, Inc.	(1,498,916)
(234,955)	CenturyLink, Inc.	(5,537,890)

		(7,036,806)

UTILITIES (f) - (0.3)%
(162,000)	Dynegy, Inc.	(1,273,320)

	Total Common Stocks (Proceeds $148,110,952)	(147,487,532)

	Total Securities Sold Short (Proceeds $175,216,524)	(174,640,133)

Other Assets & Liabilities, Net - 37.8%		160,257,171

Net Assets - 100.0%		423,421,568

(a)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $342,123,244.
(b)	Non-income producing security.
(c)	Securities (or a portion of securities) on loan. As of March 31, 2017, the market value of securities loaned was $11,224,350. The loaned securities were secured with securities collateral of $11,458,571. Collateral is calculated based on prior day’s prices.
(d)	Affiliated issuer. Assets with a total aggregate market value of $6,124,134, or 1.5% of net assets, were affiliated with the Fund as of March 31, 2017.
(e)	As of March 31, 2017, $95,012,797 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Long/Short Equity Fund

(f)	No dividend payable on security sold short.

Glossary:
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

The Fund had the following futures contracts, for which $39,600 was pledged as collateral, open at March 31, 2017:

Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Short Future:
Canadian Dollar Future	June 2017	33	$2,485,890	$(8,460)

Swap contracts outstanding as of March 31, 2017 were as follows:

Swap Contracts Outstanding

Underlying Instrument	Financing Rate	Counter- party	Expiration Date	Currency	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
LONG EQUITY TRS
HPE.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	September 12, 2017 – January 4, 2018	USD	$720,000	$—	$82,392	$82,392
LVLT.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	November 16, 2017 – February 23, 2018		164,465	—	120,856	120,856
WNR.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	January 16, 2018		189,679	—	(275,455)	(275,455)
ETP.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	January 17, 2018		147,585	—	52,409	52,409
RAI.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	January 17, 2018		222,500	—	664,387	664,387
ZODC.PA	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	January 19, 2018	EUR	177,300	—	(881,641)	(881,641)
TWX.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	January 22, 2018	USD	33,200	—	62,976	62,976
AWH.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	January 23, 2018		211,600	—	(5,705)	(5,705)
OKS.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	February 5, 2018		215,034	—	163,554	163,554
FIG.N	1 Day Federal Effective Rate plus 0.95%	Morgan Stanley Capital Services, Inc.	February 15, 2018	USD	880,000	—	22,903	22,903
MBLY.N	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	March 16, 2018		90,900	—	59,695	59,695
CSGN.S	1 Month USD LIBOR plus 0.50%	Goldman Sachs International	March 22, 2018	CHF	300,000	—	29,115	29,115

		Total Long Equity TRS						$95,486

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Long/Short Equity Fund

SHORT EQUITY TRS
MSGROW	1 Day Federal Effective Rate minus 0.55%	Morgan Stanley Capital Services, Inc.	October 11, 2018	USD	$(29,200)	$—	$(91,301)	$(91,301)
MSXXINT1	1 Day Federal Effective Rate minus 0.35%	Morgan Stanley Capital Services, Inc.	April 4, 2019		(65,136)	—	(146,528)	(146,528)

	Total Short Equity TRS							$(237,829)

	Total Total Return Swaps							$(142,343)

Glossary:
AWH.N	Allied World Assurance Co.
CSGN.S	Credit Suisse Group AG-REG
ETP.N	Energy Transfer Partners, L.P.
FIG.N	Fortress Investment Group
HPE.N	Hewlett Packard Enterprise Co
LVLT.N	Level 3 Communications Inc.
MBLY.N	Mobileye NV
MSGROW	Highland Growth Basket
MSXXINT1	Highland Internet Basket
OKS.N	Oneok Partners, L.P.
RAI.N	Reynolds American Inc.
TWX.N	Time Warner, Inc.
WNR.N	Western Refining, Inc.
ZODC.PA	Zodiac Aerospace

Written options contracts outstanding as of March 31, 2017 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN PUT OPTIONS:
SPDR S&P 500 ETF Trust	$225.00	June 2017	1,350	30,375,000	$357,836	$(267,300)
SPDR S&P 500 ETF Trust	236.00	April 2017	500	11,800,000	124,951	(100,000)

Total Written Options Contracts					$482,787	$(367,300)

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2017	Highland Long/Short Healthcare Fund

Principal Amount ($)		Value ($)
CORPORATE BONDS & NOTES - 5.5%
HEALTHCARE - 5.5%
Healthcare Services (a) - 5.5%
8,187,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA
6.63%, 05/15/2022		7,654,845

	Total Corporate Bonds & Notes (Cost $7,252,583)	7,654,845

FOREIGN CORPORATE BONDS & NOTES - 1.7%
HEALTHCARE - 1.7%
Pharmaceuticals (a)(b) - 1.7%
3,000,000	Valeant Pharmaceuticals International, Inc.
6.13%, 04/15/2025		2,321,250

	Total Foreign Corporate Bonds & Notes (Cost $2,547,478)	2,321,250

Shares
COMMON STOCKS - 103.5%
HEALTHCARE - 101.8%
Biotechnology (c) - 40.7%
25,000	ACADIA Pharmaceuticals, Inc.(b)(d)	859,500
1,100,000	Amarin Corp. PLC ADR(d)	3,520,000
190,971	Aurinia Pharmaceuticals, Inc.(b)	1,401,727
37,248	Bluebird Bio, Inc.(d)	3,385,843
955	Blueprint Medicines Corp.	38,190
1,099,227	CareDx, Inc.(b)(d)(e)	1,538,918
20,000	Celgene Corp.(d)	2,488,600
205,435	Cytokinetics, Inc.(d)	2,639,840
180,000	Editas Medicine, Inc.(d)	4,017,600
57,291	Flexion Therapeutics, Inc.(d)	1,541,701
53,100	Forward Pharma AS ADR(b)(d)	1,144,305
158,395	Gemphire Therapeutics, Inc.(f)(g)	1,663,147
446,428	Kadmon Holdings, Inc.(f)(g)	1,616,069
70,000	La Jolla Pharmaceutical Co.(d)	2,089,500
1,301,777	Minerva Neurosciences, Inc.(d)	10,544,394
60,000	Neurocrine Biosciences, Inc.(d)	2,598,000
45,000	Puma Biotechnology, Inc.(d)	1,674,000
47,379	Sage Therapeutics, Inc.(b)(d)	3,367,226
43,282	Seattle Genetics, Inc.(d)	2,720,707
20,000	Spark Therapeutics, Inc.(d)	1,066,800
40,550	TESARO, Inc.(b)(d)	6,239,428

		56,155,495

Healthcare Equipment (d) - 16.4%
60,000	Boston Scientific Corp.(c)	1,492,200
8,800	CR Bard, Inc.	2,187,152
60,467	Hologic, Inc.(c)	2,572,871
258,029	K2M Group Holdings, Inc.(c)	5,292,175
64,500	NuVasive, Inc.(c)	4,816,860
199,817	Wright Medical Group NV(c)	6,218,305

		22,579,563

Healthcare Facilities (c)(d) - 4.0%
40,000	LifePoint Health, Inc.	2,620,000
404,607	Quorum Health Corp.	2,201,062
38,193	Surgery Partners, Inc.	744,764

		5,565,826

Healthcare Services (c) - 3.0%
38,199	Express Scripts Holding Co.	2,517,696
30,000	LHC Group, Inc.(d)	1,617,000

		4,134,696

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Long/Short Healthcare Fund

Healthcare Technology (c) - 1.9%
95,465	Evolent Health, Inc., Class A, Class A	2,128,870
8,221	MYnd Analytics, Inc.	48,504
471,459	Streamline Health Solutions, Inc.(d)	480,888

		2,658,262

Life Sciences Tools & Services (c)(d) - 3.5%
13,000	Bio-Rad Laboratories, Inc., Class A	2,591,420
74,922	QIAGEN NV	2,170,490

		4,761,910

Managed Healthcare (d) - 11.6%
61,016	Anthem, Inc.	10,090,826
36,400	UnitedHealth Group, Inc.	5,969,964

		16,060,790

Pharmaceuticals - 20.7%
57,290	AbbVie, Inc.(d)	3,733,016
38,384	Aclaris Therapeutics, Inc.(c)(d)	1,144,611
43,881	Aerie Pharmaceuticals, Inc.(c)(d)	1,990,003
338,186	Collegium Pharmaceutical, Inc.(b)(c)(d)	3,402,151
48,664	GW Pharmaceuticals PLC ADR(c)(d)	5,885,424
825,000	HLS Therapeutics, Inc.(f)	6,228,750
267,000	Indivior PLC	1,075,396
57,307	Neuroderm, Ltd.(c)(d)	1,521,501
50,000	Pacira Pharmaceuticals, Inc.(c)(d)	2,280,000
29,104	Paratek Pharmaceuticals, Inc.(c)(d)	560,252
246,960	SCYNEXIS, Inc.(b)(c)	681,610

		28,502,714

		140,419,256

REAL ESTATE (d) - 1.7%
250,000	Independence Realty Trust, Inc., REIT	2,342,500

	Total Common Stocks (Cost $145,100,115)	142,761,756

PREFERRED STOCKS - 2.6%
INFORMATION TECHNOLOGY (f)(g) - 2.6%
608,695	AMINO, Inc., Series C	3,542,605

	Total Preferred Stocks (Cost $3,499,996)	3,542,605

MASTER LIMITED PARTNERSHIPS - 0.0%
HEALTHCARE - 0.0%
1,068,076	Genesys Ventures IA, LP	34,072

	Total Master Limited Partnerships (Cost $—)	34,072

Units
RIGHTS - 0.1%
HEALTHCARE - 0.1%
Healthcare Equipment and Services - 0.1%
69,326	Wright Medical Group NV, expires 03/01/2019	107,802

	Total Rights (Cost $188,242)	107,802

WARRANTS - 1.0%
HEALTHCARE - 1.0%
Biotechnology (c) - 0.6%
1,717,910	Galena Biopharma Inc., expires 03/18/2020 (f)	859
118,797	Gemphire Therapeutics, Inc., expires 03/15/2022(g)	647,788
178,571	Kadmon Holdings, Inc., expires 04/13/2018(g)	148,377

		797,024

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Long/Short Healthcare Fund

Life Sciences Tools & Services (c)(e)(f)(g) - 0.1%
313,281	CareDx, Inc., expires 07/14/2017	229,966

Pharmaceuticals (c)(f)(g) - 0.3%
255,000	SCYNEXIS, Inc., expires 06/21/2021	375,811

		1,402,801

	Total Warrants (Cost $—)	1,402,801

Contracts
PURCHASED CALL OPTIONS (h) - 1.2%
3,500	Endo International PLC, Strike Price $12.50, expires 07/21/2017	367,500
500	GW Pharmaceuticals PLC, Strike Price $120.00, expires 08/18/2017	645,000
450	Tesaro, Inc., Strike Price $155.00, expires 06/16/2017	697,500

	Total Purchased Call Options (Cost $2,275,674)	1,710,000

PURCHASED PUT OPTIONS (h) - 0.1%
2,000	Eli Lilly & Co., Strike Price $84.00, expires 04/07/2017	130,000

	Total Purchased Put Options (Cost $258,037)	130,000

Shares
REGISTERED INVESTMENT COMPANIES (i) - 4.8%
6,620,762	State Street Navigator Prime Securities Lending Portfolio	6,620,762

	Total Registered Investment Companies (Cost $6,620,762)	6,620,762

CASH EQUIVALENTS - 5.0%
6,945,289	State Street Institutional U.S. Government Money Market Fund, Premier Class	6,945,289

	Total Cash Equivalents (Cost $6,945,289)	6,945,289

Total Investments - 125.5%
	(Cost $174,688,176)	173,231,182
SECURITIES SOLD SHORT (j) - (53.1)%
EXCHANGE-TRADED FUNDS - (17.4)%
(34,677)	iShares Nasdaq Biotechnology Index Fund, ETF	(10,169,724)
(55,000)	iShares Russell 2000 Index Fund, ETF	(7,561,400)
(90,257)	SPDR S&P Biotech, ETF	(6,258,420)

	Total Exchange-Traded Funds (Proceeds $23,785,274)	(23,989,544)

COMMON STOCKS - (35.7)%
CONSUMER STAPLES - (1.0)%
(17,138)	CVS Caremark Corp.	(1,345,333)

HEALTHCARE - (34.3)%
Biotechnology - (11.4)%
(13,371)	Alnylam Pharmaceuticals, Inc.(k)	(685,264)
(67,475)	AMAG Pharmaceuticals, Inc.(k)	(1,521,561)
(19,097)	Amgen, Inc.	(3,133,245)
(10,000)	Avexis, Inc.(k)	(760,300)
(76,416)	Coherus Biosciences, Inc.(k)	(1,616,198)
(30,000)	Esperion Therapeutics, Inc.(k)	(1,059,300)
(11,447)	Incyte Corp.(k)	(1,530,121)
(9,549)	Kite Pharma, Inc.(k)	(749,501)
(160,001)	MediciNova, Inc.(k)	(958,406)
(203,749)	Minerva Neurosciences, Inc.(k)	(1,650,367)
(19,089)	Vertex Pharmaceuticals, Inc.(k)	(2,087,382)

		(15,751,645)

Healthcare Distributors - (2.1)%
(20,000)	McKesson Corp.	(2,965,200)

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Long/Short Healthcare Fund

Healthcare Equipment - (2.5)%
(20,000)	ResMed, Inc.	(1,439,400)
(15,000)	Stryker Corp.	(1,974,750)

		(3,414,150)

Healthcare Services - (4.7)%
(15,000)	Envision Healthcare Corp.(k)	(919,800)
(70,000)	Fresenius Medical Care AG & Co. KGaA, ADR	(2,949,100)
(38,000)	MEDNAX, Inc.(k)	(2,636,440)

		(6,505,340)

Healthcare Technology (k) - (2.3)%
(53,333)	Cerner Corp.	(3,138,647)

Life Sciences Tools & Services - (3.1)%
(7,000)	Illumina, Inc.(k)	(1,194,480)
(90,000)	Luminex Corp.	(1,653,300)
(3,000)	Mettler-Toledo International, Inc.(k)	(1,436,730)

		(4,284,510)

Pharmaceuticals - (8.2)%
(11,549)	Allergan PLC	(2,759,287)
(38,207)	Eli Lilly & Co.	(3,213,591)
(128,188)	Impax Laboratories, Inc.(k)	(1,621,578)
(14,325)	Perrigo Co. PLC	(951,037)
(85,919)	Roche Holding AG ADR	(2,751,985)

		(11,297,478)

		(47,356,970)

INFORMATION TECHNOLOGY (k) - (0.4)%
(100,000)	Fitbit, Inc., Class A	(592,000)

	Total Common Stocks (Proceeds $49,397,776)	(49,294,303)

	Total Securities Sold Short (Proceeds $73,183,050)	(73,283,847)

Other Assets & Liabilities, Net - 27.6%		38,052,077

Net Assets - 100.0%		137,999,412

(a)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2017, these securities amounted to $9,976,095 or 7.2% of net assets.
(b)	Securities (or a portion of securities) on loan. As of March 31, 2017, the market value of securities loaned was $8,822,057. The loaned securities were secured with cash and securities collateral of $8,961,562. Collateral is calculated based on prior day’s prices.
(c)	Non-income producing security.
(d)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $105,493,002.
(e)	Affiliated issuer. Assets with a total aggregate market value of $1,768,884, or 1.3% of net assets, were affiliated with the Fund as of March 31, 2017.
(f)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $13,657,207, or 9.9% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2017.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Long/Short Healthcare Fund

g)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stocks	11/18/2016	$3,499,996	$3,542,605	2.6%
Gemphire Therapeutics, Inc.	Common Stocks	03/10/2017	$1,500,001	$1,663,147	1.2%
Gemphire Therapeutics, Inc.	Warrants	03/10/2017	$—	$647,788	0.5%
Kadmon Holdings, Inc.	Common Stocks	03/08/2017	$1,499,998	$1,616,069	1.2%
Kadmon Holdings, Inc.	Warrants	03/09/2017	$—	$148,377	0.1%
CareDx, Inc.	Warrants	04/15/2016	$—	$229,966	0.2%
SCYNEXIS, Inc.	Warrants	06/21/2016	$—	$375,811	0.3%

(h)	Options are shown at market value.
(i)	Represents investments of cash collateral received in connection with securities lending.
(j)	As of March 31, 2017, $36,301,110 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net.”
(k)	No dividend payable on security sold short.

Currency Abbreviations:
USD	United States Dollar

Glossary:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depositary Receipt

Written options contracts outstanding as of March 31, 2017 were as follows:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Value	Premium	Value
WRITTEN CALL OPTIONS:
Eli Lilly & Co.	$84.00	April 2017	1,200	10,080,000	$208,107	$(113,400)
Endo International PLC	$17.50	July 2017	6,000	10,500,000	419,703	(120,000)
Tesaro, Inc.	$155.00	April 2017	300	4,650,000	209,217	(225,000)

					837,027	(458,400)

WRITTEN PUT OPTIONS:
GW Pharmaceuticals PLC	$120.00	May 2017	400	4,800,000	223,106	(212,000)
Sage Therapeutics, Inc.	$55.00	May 2017	500	2,750,000	476,323	(285,000)
Tesaro, Inc.	$140.00	June 2017	300	4,200,000	329,215	(270,000)

					1,028,644	(767,000)

Total Written Options Contracts					$1,865,671	$(1,225,400)

Swap contracts outstanding as of March 31, 2017 were as follows:

Underlying Instrument	Financing Rate	Counter- party	Expiration Date	Currency	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)	Market Value
SHORT EQUITY TRS
.MSZZMO	1 Day Federal Effective Rate minus 0.95%	Morgan Stanley Capital Services, Inc.	November 12, 2018	USD	$(20,035)	$—	$15,589	$15,589

	Total Short Equity TRS							$15,589

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Long/Short Healthcare Fund

Glossary:
MSZZMO	US Momentum

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Total
Securities Lending Transactions[1]
Common Stocks	$4,413,742	$4,413,742
Corporate Bonds & Notes	2,207,020	2,207,020

Total Borrowings	$6,620,762	$6,620,762

Gross amount of recognized liabilities for securities lending transactions		$6,620,762

[1]	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in “Overnight and Continuous” column as the securities are typically callable on demand.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2017	Highland Floating Rate Opportunities Fund

Principal Amount ($)		Value ($)
U.S. SENIOR LOANS (a) - 65.7%
AEROSPACE - 1.1%
3,636,364	American Airlines, Inc. Repriced Term Loan B 3.48%, 04/28/2023	3,646,891
814,048	Engility Corporation Term Loan B-2 4.75%, 08/12/2023	819,518
5,000,000	United Airlines, Inc. Term Loan B 3.23%, 03/21/2024 (b)	5,018,775

		9,485,184

CHEMICALS - 1.2%
5,453,668	Axalta Coating Systems US Holdings, Inc. Term Loan B-1 3.65%, 02/01/2023	5,507,441
770,301	Kraton Polymers LLC Term Loan B 5.00%, 01/06/2022	778,805
1,375,000	Minerals Technologies, Inc. Fixed Rate Term Loan 4.75%, 05/09/2021	1,383,594
2,474,394	Univar, Inc. Term Loan B 3.73%, 07/01/2022	2,483,289

		10,153,129

CONSUMER DISCRETIONARY - 0.1%
444,348	Pinnacle Entertainment, Inc. Term Loan B 3.99%, 04/28/2023	450,182

CONSUMER PRODUCTS - 0.1%
1,200,577	Prestige Brands, Inc. Term Loan B-4 3.73%, 01/26/2024	1,213,459

ENERGY - 2.7%
7,899,584	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	7,550,699
7,446,657	Chief Exploration & Development LLC Second Lien Term Loan 7.93%, 05/16/2021	7,276,017
	Fieldwood Energy LLC
3,402,844	First Lien Last Out Term Loan 8.38%, 09/30/2020	2,960,474
1,726,689	First Lien Term Loan 8.00%, 08/31/2020	1,642,521
5,408,245	Seadrill Partners Finco LLC Term Loan B 4.15%, 02/21/2021 (b)	3,692,236

		23,121,947

FINANCIAL - 3.8%
1,990,652	AssuredPartners, Inc. Term Loan B 5.25%, 10/21/2022	2,009,066
4,639,175	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l. Term Loan B-2 3.73%, 03/20/2022	4,706,837
5,019,608	LPL Holdings, Inc. Term Loan B 3.61%, 03/10/2024 (b)	5,033,738

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Floating Rate Opportunities Fund

5,799,537	NFP Corp. Term Loan B 4.65%, 01/08/2024	5,866,609
2,962,500	Ocwen Loan Servicing LLC Term Loan B 6.00%, 12/05/2020 (b)	2,993,058
11,194,438	Russell Investment Group Term Loan B 6.75%, 06/01/2023	11,351,888

		31,961,196

FOOD & DRUG - 0.1%
1,206,061	Yum! Brands, Inc. Term Loan B 2.98%, 06/16/2023	1,213,725

FOOD & TOBACCO (b) - 1.4%
2,494,798	1011778 B.C. Unlimited Liability Co. Term Loan B-3 3.40%, 02/16/2024	2,500,000
6,256,410	Aramark Services, Inc. Term Loan B 2.98%, 03/28/2024	6,304,647
2,850,000	Pinnacle Foods Finance LLC Term Loan B 2.98%, 02/02/2024	2,865,704

		11,670,351

FOREST PRODUCTS & CONTAINERS - 0.4%
3,713,700	Signode Industrial Group US, Inc. Initial Term Loan B 4.00%, 05/01/2021	3,731,117

GAMING & LEISURE - 3.7%
2,714,286	Boyd Gaming Corporation Term Loan B-2 3.45%, 09/15/2023 (b)	2,734,005
1,666,667	Eldorado Resorts LLC Term Loan B 5.25%, 03/13/2024 (b)	1,666,667
4,326,114	ESH Hospitality, Inc. Term Loan B 3.48%, 08/30/2023	4,353,693
22,925,890	Ginn-LA CS Borrower LLC First Lien Tranche A Credit-Linked Deposit (c)(d)	—
49,138,954	Ginn-LA CS Borrower LLC First Lien Tranche B Term Loan (c)(d)	1
2,919,657	Hilton Worldwide Finance LLC Term Loan B-2 2.98%, 10/25/2023	2,945,700
11,940,100	LLV Holdco LLC Exit Revolver (c)(d)(e)	10,692,360
3,150,000	MGM Growth Properties LLC Term Loan B 3.48%, 04/25/2023	3,169,688
382,514	Penn National Gaming, Inc. Term Loan B 3.52%, 01/19/2024 (b)	385,574
5,615,464	Scientific Games International, Inc. Term Loan B-3 4.94%, 10/01/2021 (b)	5,693,996

		31,641,684

HEALTHCARE - 9.1%
1,979,747	Acadia Healthcare Company, Inc. Term Loan B 3.98%, 02/11/2022	1,994,595
2,000,000	Akorn, Inc. Term Loan B 5.25%, 04/16/2021	2,025,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Floating Rate Opportunities Fund

3,922,048	Alere, Inc. Term Loan B 4.25%, 06/18/2022	3,936,756
3,604,101	Catalent Pharma Solutions Inc. Term Loan B 3.75%, 05/20/2021	3,649,909
2,290,545	CCS Medical, Inc. Bridge Term Loan (c)(e)	2,290,545
42,571,385	CCS Medical, Inc. First Lien Term Loan (c)(d)(e)	25,627,974
9,183,673	Change Healthcare Holdings, Inc. Term Loan B 3.75%, 03/01/2024 (b)	9,209,526
4,949,109	DaVita HealthCare Partners, Inc. Term Loan B 3.73%, 06/24/2021	5,014,586
995,006	ExamWorks Group, Inc. Term Loan 4.25%, 07/27/2023	1,002,474
1,489,573	Grifols Worldwide Operations USA, Inc. Term Loan 3.19%, 01/31/2025	1,493,788
3,807,040	Kindred Healthcare, Inc. New Term Loan 4.56%, 04/09/2021	3,819,717
3,508,091	MPH Acquisition Holdings LLC Term Loan B 4.90%, 06/07/2023	3,557,573
1,950,000	RadNet, Inc. Reprice Term Loan 4.28%, 06/30/2023	1,967,063
1,970,721	Team Health Holdings, Inc. First Lien Term Loan 3.75%, 02/06/2024	1,959,635
1,477,481	U.S. Renal Care, Inc. Term Loan B 5.40%, 12/31/2022	1,390,214
8,216,660	Valeant Pharmaceuticals International, Inc. Tranche B Term Loan F-1 5.57%, 04/01/2022 (b)	8,249,034

		77,188,389

HOUSING - 4.6%
5,772,207	84 Lumber Co. Term Loan B 6.75%, 10/04/2023	5,844,360
5,060,545	Builders FirstSource, Inc. Term Loan B 4.00%, 02/29/2024	5,066,238
	Capital Automotive LP
4,842,615	First Lien Tranche B-2 Term Loan 4.00%, 03/24/2024	4,897,094
2,333,333	Second Lien Tranche B Term Loan 7.00%, 03/24/2025	2,364,693
8,000,000	EH/Transeastern LLC/TE TOUSA Term Loan (c)(d)	4,000,000
	HD Supply, Inc.
2,260,571	Incremental Term Loan B-1 3.90%, 08/13/2021	2,281,063
3,184,000	Incremental Term Loan B-2 3.90%, 10/17/2023	3,209,870
1,630,022	Headwaters, Inc. Term Loan B 4.00%, 03/24/2022	1,634,097
735,961	Jeld-Wen, Inc. Term Loan B 4.15%, 07/01/2022	742,091
6,061,897	Nevada Land Group LLC First Lien Initial Term Loan (c)(d)(e)	3,663,811

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Floating Rate Opportunities Fund

5,346,485	Quikrete Holdings, Inc. First Lien Term Loan 4.23%, 11/15/2023 (b)	5,402,810

		39,106,127

INDUSTRIALS - 1.9%
	TransDigm, Inc.
1,985,000	Extended Term Loan F 4.15%, 06/09/2023	1,979,720
1,979,644	Term Loan D 4.15%, 06/04/2021	1,977,704
3,961,557	Term Loan E 3.98%, 05/14/2022	3,953,792
7,918,489	TransUnion, LLC Term Loan B2 3.48%, 04/09/2023	7,979,541

		15,890,757

INFORMATION TECHNOLOGY - 4.9%
3,210,000	Avaya, Inc. Term Loan Facility 8.50% 01/24/2018	3,309,414
1,384,615	CCC Information Services, Inc. First Lien Term Loan 4.00%, 03/29/2024 (b)	1,381,154
5,970,000	DTI Holdco, Inc. Term Loan B 6.29%, 09/30/2023	5,902,838
	Kronos Incorporated
8,728,125	First Lien Term Loan 5.03%, 11/01/2023	8,788,611
4,800,000	Second Lien Term Loan 9.28%, 11/01/2024	4,966,512
3,909,091	LANDesk Group, Inc. Term Loan B 5.25%, 01/20/2024	3,936,376
	NeuStar, Inc.
857,143	Term Loan B-1 3.25%, 08/28/2019 (b)	869,820
4,701,784	Term Loan B-2 4.75%, 02/28/2024 (b)	4,767,914
5,761,609	Quintiles IMS Incorporated Term Loan B 3.15%, 03/01/2024 (b)	5,819,225
1,558,594	RP Crown Parent LLC Term Loan B 4.50%, 10/12/2023	1,571,421

		41,313,285

MANUFACTURING - 2.4%
2,984,576	Crosby US Acquisition Corp. First Lien Term Loan 4.05%, 11/23/2020 (b)	2,774,163
	Doncasters U.S. Finance LLC
1,440,290	Second Lien Term Loan 9.50%, 10/09/2020	1,398,277
5,186,850	Term Loan B 4.65%, 04/09/2020	5,152,565
3,111,111	Ferro Corporation Term Loan B 3.54%, 02/14/2024	3,133,962
	VC GB Holdings, Inc.
4,755,435	First Lien Term Loan 4.75%, 02/28/2024	4,791,101
3,000,000	Second Lien Term Loan 9.00%, 02/28/2025	2,962,500

		20,212,568

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Floating Rate Opportunities Fund

MEDIA & TELECOMMUNICATIONS - 6.1%
2,282,598	Cumulus Media Holdings, Inc. Term Loan 4.25%, 12/23/2020	1,722,552
2,762,308	Fort Dearborn Company First Lien Term Loan 5.00%, 10/19/2023	2,783,025
3,087,500	Gray Television, Inc. Term Loan B 3.33%, 02/07/2024	3,111,953
6,571,429	iHeartCommunications, Inc. Term Loan D 7.73%, 01/30/2019 (b)	5,669,204
5,230,769	Level 3 Financing, Inc. Term Loan B 3.24%, 02/22/2024 (b)	5,246,017
6,900,000	Mediacom Illinois LLC Term Loan K 3.20%, 02/15/2024	6,946,023
339,031	Mission Broadcasting, Inc. Term Loan B-2 3.94%, 01/17/2024 (b)	342,422
3,496,992	Nexstar Broadcasting, Inc. Term Loan B 3.94%, 01/17/2024 (b)	3,531,962
6,000,000	Sprint Communications, Inc. First Lien Term Loan B 3.50%, 02/02/2024	6,006,450
12,029,367	Univision Communications, Inc. Term Loan C-5 3.75%, 03/15/2024	11,972,950
1,000,000	Virgin Media Bristol LLC Term Loan I 3.66%, 01/31/2025	1,003,830
3,386,206	Ziggo Secured Finance Partnership Term Loan E 3.41%, 04/15/2025 (b)	3,387,780

		51,724,168

METALS & MINERALS - 1.7%
8,039,824	BWAY Holding Company Term Loan B 4.75%, 08/14/2023	8,036,046
2,760,667	MacDermid, Inc. Term Loan 4.98%, 06/07/2023	2,773,614
3,488,372	Peabody Energy Corporation Exit Term Loan 5.50%, 01/30/2022 (b)	3,494,477

		14,304,137

RETAIL - 6.0%
7,090,810	American Builders & Contractors Supply Co. Term Loan B 3.73%, 10/31/2023	7,117,400
1,600,000	Ascena Retail Group, Inc. Tranche Term Loan B 5.50%, 08/21/2022	1,444,000
5,000,000	Burlington Coat Factory Warehouse Corporation Term Loan B-4 3.70%, 08/13/2021	5,028,125
3,885,012	Dollar Tree, Inc. Term Loan B-2 4.25%, 07/06/2022	3,928,719
13,097,090	J.C. Penney Corporation, Inc. Term Loan B 5.30%, 06/23/2023	13,028,330

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Floating Rate Opportunities Fund

5,724,783	Jo-Ann Stores, Inc. Term Loan 6.26%, 10/20/2023 (b)	5,624,628
9,001,502	Men’s Wearhouse, Inc. (The) 2015 Term Loan 5.00%, 06/18/2021	8,551,426
2,000,000	Toys ‘R’ Us Property Company I, LLC New Term Loan B 6.00%, 08/21/2019	1,925,000
4,924,127	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.80%, 04/24/2020 (b)	3,951,612

		50,599,240

SERVICE - 9.9%
3,457,986	Advanced Disposal Services Inc. Term Loan B-3 3.70%, 11/10/2023	3,482,486
	Advantage Sales & Marketing, Inc.
6,843,520	First Lien Term Loan 4.25%, 07/23/2021	6,784,495
8,840,000	Second Lien Term Loan 7.50%, 07/25/2022 (b)	8,623,420
	AlixPartners LLP
10,421,836	Term Loan B 4.15%, 04/29/2024 (b)	10,486,973
6,649,342	Term Loan B 4.00%, 07/28/2022	6,680,826
549,057	EnergySolutions LLC Term Loan 6.75%, 05/29/2020	556,148
2,798,860	First Data Corporation Repriced Term Loan 3.98%, 07/10/2022	2,823,350
1,071,236	GCA Merger Sub, Inc. Term Loan 6.04%, 03/01/2023	1,077,931
4,281,081	KAR Auction Services, Inc. Term Loan B-3 4.50%, 03/09/2023	4,335,494
4,987,500	Sabre GLBL, Inc. Term Loan B 3.73%, 02/22/2024 (b)	5,034,258
9,599,568	Spin Holdco, Inc. First Lien Initial Term Loan B 4.28%, 11/14/2019	9,615,839
	WASH Multifamily Laundry Systems, LLC
1,300,563	First Lien Term Loan 4.25%, 05/14/2022	1,303,002
227,767	First Lien Term Loan 4.25%, 05/14/2022	228,194
2,287,551	Waste Industries USA, Inc. Term Loan 3.73%, 02/27/2020	2,302,992
18,771,969	Weight Watchers International, Inc. Tranche B-2 Initial Term Loan 4.07%, 04/02/2020 (b)	17,537,524
2,953,869	WEX, Inc. Term Loan B 4.48%, 07/01/2023	2,994,219

		83,867,151

TRANSPORTATION - 0.1%
1,228,568	Dealer Tire LLC Term Loan B 4.94%, 12/22/2021	1,246,997

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Floating Rate Opportunities Fund

UTILITIES - 4.4%
6,773,500	Calpine Corporation Term Loan B-5 3.90%, 01/15/2024	6,812,752
935,156	Dayton Power & Light Company (The) Term Loan B 4.24%, 08/24/2022	943,923
4,545,455	Dynegy, Inc. Term Loan C 4.25%, 06/27/2023	4,564,568
1,767,748	EFS Cogen Holdings I LLC Term Loan B 4.65%, 06/28/2023	1,787,167
2,500,000	Granite Acquisition, Inc. Second Lien Term Loan B 8.40%, 12/19/2022	2,478,125
	Lightstone Holdco LLC
6,392,340	Initial Term Loan B 5.54%, 01/30/2024	6,441,081
394,361	Initial Term Loan C 5.54%, 01/30/2024	397,368
59,127,210	Texas Competitive Electric Holdings Co. LLC Non Extended Escrow Loan (f)	221,727
	Vistra Operations Company LLC
11,006,897	Term Loan B-2 4.19%, 12/14/2023	11,038,541
2,568,277	Exit Term Loan B 3.73%, 08/04/2023 (b)	2,566,402
587,215	Exit Term Loan C 3.73%, 08/04/2023 (b)	586,787

		37,838,441

	Total U.S. Senior Loans (Cost $643,687,631)	557,933,234

Principal Amount
FOREIGN DENOMINATED OR DOMICILED SENIOR LOANS (a) - 6.7%
CANADA - 2.8%
USD
3,225,806	Lions Gate Entertainment Corp. First Lien Term Loan 3.98%, 12/08/2023	3,250,000
10,457,929	MEG Energy Corp. Term Loan B 4.54%, 12/31/2023 (b)	10,476,806
9,955,050	Telesat Canada Term Loan B-4 4.15%, 11/17/2023	10,054,600

		23,781,406

LUXEMBOURG - 3.6%
USD
4,949,622	Auris Luxembourg III S.a.r.l. Term Loan B-7 4.15%, 01/17/2022	5,000,678
6,672,356	Endo Luxembourg Finance Company I S.a r.l. Term Loan B 4.00%, 09/26/2022	6,675,125
2,578,746	Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan 5.75%, 04/28/2021	2,378,906
3,000,000	Intelsat Jackson Holdings S.A. Term Loan B-2 3.89%, 06/30/2019	2,944,245
205,862	Samsonite International S.A. Term Loan B 3.23%, 08/01/2023	207,825
	SS&C Technologies Inc.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Floating Rate Opportunities Fund

3,008,561	Term Loan B-1 3.23%, 07/08/2022	3,027,680
257,185	Term Loan B-2 3.23%, 07/08/2022	258,820
9,792,106	Travelport Finance (Luxembourg) S.a.r.l. Term Loan B 4.29%, 09/02/2021	9,874,752

		30,368,031

MARSHALL ISLANDS - 0.0%
USD
250,000	Drillships Financing Holding, Inc. Term Loan B-1 (b)(c)(d)	179,750

UNITED KINGDOM - 0.3%
GBP
2,763,359	AI Mistral Holdco Limited First Lien Term Loan B 4.18%, 03/09/2024 (b)	2,764,229

	Total Foreign Denominated or Domiciled Senior Loans (Cost $57,144,401)	57,093,416

Principal Amount ($)
COLLATERALIZED LOAN OBLIGATIONS (g)(h) - 9.3%
	Acis CLO, Ltd.
3,000,000	Series 2013-1A, Class E 6.62%, 04/18/2024 (i)	2,955,750
3,000,000	Series 2014-3A, Class D 4.15%, 02/01/2026 (i)	2,816,460
750,000	Series 2014-4A, Class D 4.13%, 05/01/2026 (i)	716,177
2,000,000	Series 2014-4A, Class E 5.83%, 05/01/2026 (i)	1,760,000
2,000,000	Series 2014-5A, Class D 5.37%, 11/01/2026 (i)	1,977,200
1,000,000	Series 2015-6A, Class D 4.80%, 05/01/2027 (i)	982,500
1,500,000	Anchorage Capital CLO 7, Ltd. Series 2015-7A, Class E1 6.02%, 10/15/2027	1,437,150
1,000,000	Apidos CLO Series 2013-12A, Class F 5.92%, 04/15/2025	894,400
1,625,000	Ares XXIX CLO, Ltd. Series 2014-1A, Class D 5.82%, 04/17/2026	1,541,312
3,500,000	Ares XXVIII CLO, Ltd. Series 2013-3A, Class E 5.92%, 10/17/2024	3,467,187
	Carlyle Global Market Strategies CLO, Ltd.
1,500,000	Series 2013-4A, Class E 5.52%, 10/15/2025	1,466,250
1,000,000	Series 2014-1A, Class E 5.47%, 04/17/2025	963,300
500,000	Series 2014-4A, Class E 6.22%, 10/15/2026	492,600
400,000	Cathedral Lake CLO, Ltd. Series 2015-2A, Class D 4.67%, 07/15/2027	399,000
1,000,000	Cent CDO, Ltd. Series 2007-14A, Class D 2.32%, 04/15/2021	1,000,160
2,000,000	CFIP CLO, Ltd. Series 2014-1A, Class E 5.77%, 04/13/2025	1,881,160
	CIFC Funding, Ltd.
1,750,000	Series 2013-3A, Class D 5.79%, 10/24/2025	1,701,875

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Floating Rate Opportunities Fund

7,250,000	Series 2013-4A, Class E 5.80%, 11/27/2024	7,086,875
	Figueroa CLO, Ltd.
500,000	Series 2014-1A, Class E 6.72%, 01/15/2027	496,250
1,500,000	Series 2014-1A, Class F 7.52%, 01/15/2027	1,312,320
	Flagship CLO, Ltd.
2,000,000	Series 2013-7A, Class E 5.78%, 01/20/2026	1,720,000
3,000,000	Series 2014-8A, Class D 4.72%, 01/16/2026	2,955,000
3,500,000	Series 2014-8A, Class E 6.22%, 01/16/2026	3,237,500
	Greywolf CLO, Ltd.
1,000,000	Series 2013-1A, Class D 5.72%, 04/15/2025	989,000
1,250,000	Series 2013-1A, Class E 6.07%, 04/15/2025	1,159,875
1,350,000	Series 2014-1A, Class D 6.14%, 04/22/2026	1,328,063
1,950,000	Series 2014-2A, Class D 6.62%, 01/17/2027	1,937,325
3,000,000	Harbourview CLO, Ltd. Series 7A, Class E 6.18%, 11/18/2026	2,760,000
	KVK CLO, Ltd.
3,000,000	Series 2015-1A, Class D 5.05%, 05/20/2027	2,985,000
2,800,000	Series 2015-1A, Class E 6.80%, 05/20/2027	2,716,000
1,000,000	MP CLO VIII, Ltd. Series 2015-2A, Class E 6.94%, 10/28/2027	1,000,000
4,000,000	OHA Credit Partners VIII, Ltd. Series 2013-8A, Class E 5.43%, 04/20/2025	3,840,000
1,800,000	Silver Spring CLO, Ltd. Series 2014-1A, Class F 6.22%, 10/15/2026	1,312,236
1,000,000	Sound Harbor Loan Fund, Ltd. Series 2014-1A, Class D 8.04%, 10/30/2026	1,000,000
1,397,789	Stratford CLO, Ltd. Series 2007-1A, Class E 5.03%, 11/01/2021 (i)	1,381,715
1,000,000	THL Credit Wind River CLO, Ltd. Series 2014-2A, Class E 6.27%, 07/15/2026	963,000
1,500,000	Venture XIV CLO, Ltd. Series 2013-14A, Class E 5.15%, 08/28/2025	1,425,000
1,000,000	West CLO, Ltd. Series 2014-2A, Class D 6.07%, 01/16/2027	950,000
1,990,069	Westchester CLO, Ltd. Series 2007-1A, Class E 5.33%, 08/01/2022 (i)	1,909,481
6,500,000	York CLO-2, Ltd. Series 2015-1A, Class E 7.29%, 10/22/2027	6,496,750
2,000,000	Zais CLO, Ltd. Series 2014-2A, Class D 6.49%, 07/25/2026	1,931,000

	Total Collateralized Loan Obligations (Cost $77,105,754)	79,344,871

CORPORATE BONDS & NOTES - 3.5%
CHEMICALS - 1.0%
	Momentive Performance Materials, Inc.
6,982,000	3.88%, 10/24/2021	6,903,453

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Floating Rate Opportunities Fund

1,947,500	4.69%, 04/24/2022	1,786,831

		8,690,284

COMMERCIAL SERVICE (g)(j) - 0.1%
625,000	Team Health Holdings, Inc. 6.38%, 02/01/2025	614,063

ENERGY (d) - 0.0%
3,000,000	Venoco, LLC	60,000

HEALTHCARE (g) - 0.9%
7,750,000	Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 6.63%, 05/15/2022	7,246,250

INFORMATION TECHNOLOGY - 0.2%
4,571,000	Avaya, Inc. (d)(g)	777,070
1,426,000	Intelsat Jackson Holdings SA 7.25%, 10/15/2020	1,306,572

		2,083,642

RETAIL (g)(j) - 0.4%
3,973,000	Guitar Center, Inc. 6.50%, 04/15/2019	3,357,185

TELECOMMUNICATIONS - 0.3%
6,831,564	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	2,322,732

UTILITIES - 0.6%
4,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	2,790,000
15,600,000	Ocean Rig UDW, Inc. (d)(g)	1,950,000
20,000,000	Texas Competitive Electric Holdings Co., LLC (f)	95,000
8,000,000	Texas Competitive Electric Holdings Co., LLC (f)	100,000

		4,935,000

	Total Corporate Bonds & Notes (Cost $51,675,182)	29,309,156

Shares
CLAIMS - 0.0%
TELECOMMUNICATIONS (k) - 0.0%
3,791,858	Wind Telecomunicazione SpA Trade Claim Facility 3692	52,138

	Total Claims (Cost $1,983,339)	52,138

COMMON STOCKS - 8.6%
ENERGY (l) - 0.2%
20,317	Arch Coal, Inc., Class A(j)	1,400,654
1,118,286	Value Creation, Inc.(c)	1

		1,400,655

GAMING & LEISURE (d)(e)(l) - 0.0%
44	LLV Holdco LLC - Litigation Trust Units	—
34,512	LLV Holdco LLC - Series A, Membership Interest	—
436	LLV Holdco LLC - Series B, Membership Interest	—

		—

HEALTHCARE (c)(e)(l) - 0.0%
207,031	CCS Medical, Inc.	—

HOUSING (c)(l) - 0.4%
1,648,350	CCD Equity Partners LLC	3,840,655

MEDIA & TELECOMMUNICATIONS (l)(m) - 5.8%
501,736	Metro-Goldwyn-Mayer, Inc., Class A	49,044,694

REAL ESTATE (c)(e)(l) - 0.0%
1,229,501	Allenby	1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Floating Rate Opportunities Fund

8,516,274	Claymore	9

		10

UTILITIES (l) - 2.2%
10,378	Entegra TC LLC, Class A	131,074
286,159	Entegra TC LLC, Class B	—
1,117,866	Vistra Energy Corp.	18,221,213

		18,352,287

	Total Common Stocks (Cost $370,428,209)	72,638,301

Units
RIGHTS - 0.2%
UTILITIES (d)(l) - 0.2%
1,117,866	Texas Competitive Electric Holdings Co., LLC	1,586,252

	Total Rights (Cost $3,992,865)	1,586,252

WARRANTS - 0.0%
ENERGY (l) - 0.0%
5,801	Arch Coal, Inc. expires 10/05/23	157,903

GAMING & LEISURE (c)(e)(l) - 0.0%
1,834	LLV Holdco LLC - Series C, Membership Interest	—
2,522	LLV Holdco LLC - Series D, Membership Interest	—
2,819	LLV Holdco LLC - Series E, Membership Interest	—
3,172	LLV Holdco LLC - Series F, Membership Interest	—
3,594	LLV Holdco LLC - Series G, Membership Interest	—

		—

	Total Warrants (Cost $—)	157,903

Shares
REGISTERED INVESTMENT COMPANIES (n) - 0.3%
2,262,705	State Street Navigator Prime Securities Lending Portfolio	2,262,705

	Total Registered Investment Companies (Cost $2,262,705)	2,262,705

CASH EQUIVALENTS - 13.2%
112,465,394	State Street Institutional U.S. Government Money Market Fund, Premier Class	112,465,394

	Total Cash Equivalents (Cost $112,465,394)	112,465,394

Total Investments - 107.5%
(Cost $1,320,745,480)		912,843,370

Other Assets & Liabilities, Net - (7.5)%		(63,646,319)

Net Assets - 100.0%		849,197,051

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2017. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $53,604,521, or 6.3% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2017.
(d)	The issuer is, or is in danger of being, in default of its payment obligation.
(e)	Affiliated issuer. Assets with a total aggregate market value of $42,274,700, or 5.0% of net assets, were affiliated with the Fund as of March 31, 2017.
(f)	Represents value held in escrow pending future events. No interest is being accrued.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Floating Rate Opportunities Fund

(g)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2017, these securities amounted to $93,289,439 or 11.0% of net assets.
(h)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2017.
(i)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(j)	Securities (or a portion of securities) on loan. As of March 31, 2017, the market value of securities loaned was $2,211,448. The loaned securities were secured with cash and securities collateral of $2,262,705. Collateral is calculated based on prior day’s prices.
(k)	These positions represent claims that have been filed with the United States Bankruptcy Court Southern District of New York against Lehman Commercial Paper, Inc. UK Branch.
(l)	Non-income producing security.
(m)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn Mayer, Inc	Common Stocks	12/20/2010	$21,845,688	$49,044,694	5.8%

(n)	Represents investments of cash collateral received in connection with securities lending.

Currency Abbreviations:

GBP	British Pound
USD	United States Dollar

Glossary:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

Foreign Denominated or Domiciled Senior Loans

Industry Concentration Table:

(% of Net Assets)

Media & Telecommunications	1.9%
Energy	1.5%
Consumer Discretionary	1.2%
Industrials	0.8%
Service	0.6%
Information Technology	0.4%
Transportation	0.3%

Total	6.7%

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2017	Highland Opportunistic Credit Fund

Principal Amount ($)		Value ($)
U.S. SENIOR LOANS (a) - 43.0%
CONSUMER PRODUCTS - 2.0%
1,577,841	Laureate Education, Inc. Term Loan 8.51%, 03/17/2021	1,593,817

ENERGY - 15.7%
2,647,086	Azure Midstream Energy LLC Term Loan B 7.50%, 11/15/2018	2,530,177
1,727,482	Chief Exploration & Development LLC Second Lien Term Loan 7.93%, 05/16/2021	1,687,897
3,738,682	Fieldwood Energy LLC First Lien Last Out Term Loan 8.38%, 09/30/2020	3,252,653
4,371,043	Second Lien Term Loan 8.38%, 09/30/2020	3,179,934
2,817,661	Seadrill Partners Finco LLC Term Loan B 4.15%, 02/21/2021	1,923,631

		12,574,292

FINANCIAL - 1.9%
1,481,250	Ocwen Loan Servicing LLC Term Loan B 6.00%, 12/05/2020	1,496,529

HEALTHCARE - 3.1%
997,475	U.S. Renal Care, Inc. Term Loan B 5.40%, 12/31/2022	938,559
1,528,257	Valeant Pharmaceuticals International, Inc. Tranche B Term Loan F-1 5.57%, 04/01/2022	1,534,278

		2,472,837

INFORMATION TECHNOLOGY - 5.2%
2,477,476	Avaya, Inc. Term Loan B-7 (i)	1,982,464
2,140,000	Term Loan Facility 8.50%, 01/24/2018	2,206,276

		4,188,740

MANUFACTURING - 3.3%
994,859	Crosby US Acquisition Corp. First Lien Term Loan 4.05%, 11/23/2020 (b)	924,721
1,000,000	VC GB Holdings, Inc. Second Lien Term Loan 9.00%, 02/28/2025	987,500
740,741	WireCo WorldGroup, Inc. Second Lien Term Loan 10.00%, 09/30/2024	748,611

		2,660,832

MEDIA & TELECOMMUNICATIONS - 1.7%
977,431	Cumulus Media Holdings, Inc. Term Loan 4.25%, 12/23/2020	737,613
750,000	iHeartCommunications, Inc. Tranche D Term Loan 7.73%, 01/30/2019	647,029

		1,384,642

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Opportunistic Credit Fund

METALS & MINERALS - 1.6%
1,301,403	Peabody Energy Corporation Exit Term Loan 5.50%, 03/31/2022	1,303,680

RETAIL - 2.4%
400,000	G-III Apparel Group, Ltd. Term Loan B 6.25%, 12/01/2022	390,000
1,876,780	Toys ‘R’ Us-Delaware, Inc. Term Loan B-4 9.80%, 04/24/2020	1,506,116

		1,896,116

SERVICE - 3.0%
748,299	EnergySolutions LLC Term Loan 6.75%, 05/29/2020	757,963
1,732,627	Weight Watchers International, Inc. Term Loan B-2 4.07%, 04/02/2020	1,618,690

		2,376,653

TELECOMMUNICATIONS (c) - 0.9%
735,143	TerreStar Corporation Term Loan A 11.00%, 02/27/2020	732,938

UTILITIES (b) - 2.2%
1,750,000	Granite Acquisition, Inc. Second Lien Term Loan B 8.40%, 12/19/2022	1,734,687
15,190,310	Texas Competitive Electric Holdings Co. LLC Non Extended Escrow Loan (d)	56,964

		1,791,651

	Total U.S. Senior Loans (Cost $33,017,197)	34,472,727

FOREIGN DENOMINATED OR DOMICILED SENIOR LOANS (a) - 3.3%
LUXEMBOURG - 3.1%
USD
812,666	Evergreen Skills Lux S.a.r.l. First Lien Initial Term Loan 5.75%, 04/28/2021	749,688
2,500,000	Second Lien Initial Term Loan 9.25%, 04/28/2022	1,746,875

		2,496,563

MARSHALL ISLANDS (e)(b)(i) - 0.2%
USD
250,000	Drillships Financing Holding, Inc. Term Loan B-1	179,750

	Total Foreign Denominated or Domiciled Senior Loans (Cost $2,657,661)	2,676,313

COLLATERALIZED LOAN OBLIGATIONS (e)(f) - 11.8%
500,000	A Voce CLO, Ltd. Series 2014-1A, Class D 5.82%, 07/15/2026	457,500
1,000,000	ACIS CLO, Ltd. Series 2014-5A, Class E1 7.55%, 11/01/2026 (g)	943,750
1,000,000	Babson CLO, Ltd. Series 2014-IA, Class E 6.68%, 07/20/2025	903,178
1,000,000	Eaton Vance CLO, Ltd. Series 2013-1A, Class DR 8.62%, 01/15/2028	1,011,000

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Opportunistic Credit Fund

536,905	Highland Park CDO, Ltd. Series 2006-1A, Class A2 1.45%, 11/25/2051 (g)	510,060
2,500,000	Limerock CLO II, Ltd. Series 2014-2A, Class E 5.52%, 04/18/2026	2,214,184
1,500,000	Park Avenue Institutional Advisers CLO, Ltd. Series 2016-1A, Class D 8.05%, 08/23/2028	1,494,150
1,990,069	Westchester CLO, Ltd. Series 2007-1A, Class E 5.33%, 08/01/2022 (g)	1,909,481

	Total Collateralized Loan Obligations (Cost $9,149,779)	9,443,303

CORPORATE BONDS & NOTES - 10.3%
COMMERCIAL & PROFESSIONAL SERVICES (e)(h) - 0.2%

125,000	Team Health Holdings, Inc. 6.38%, 02/01/2025	122,812

ENERGY (e) - 1.7%
464	American Energy-Permian Basin LLC 7.38%, 11/01/2021	378
1,697,000	California Resources Corp. 8.00%, 12/15/2022	1,385,176

		1,385,554

MATERIALS - 1.1%
1,000,000	Momentive Performance Materials, Inc. 4.69%, 04/24/2022	917,500

RETAIL (e) - 0.0%
700	Guitar Center, Inc. 6.50%, 04/15/2019	592

TELECOMMUNICATION SERVICES - 3.8%
2,500,000	Avaya, Inc. (e)(i)	425,000
2,867,299	iHeartCommunications, Inc., PIK 14.00%, 02/01/2021	974,882
1,772,000	Intelsat Jackson Holdings SA 7.25%, 10/15/2020	1,623,595

		3,023,477

UTILITIES - 3.5%
1,000,000	Dynegy, Inc. 8.00%, 01/15/2025 (e)(h)	962,500
2,000,000	GenOn Energy, Inc. 7.88%, 06/15/2017	1,395,000
2,437,000	Ocean Rig UDW, Inc. (e)(i)	304,625
3,506,000	Texas Competitive Electric Holdings Co., LLC (d)	16,654
15,307,000	Texas Competitive Electric Holdings Co., LLC (d)	72,708
467,000	Texas Competitive Electric Holdings Co., LLC (d)	2,218
3,000,000	Texas Competitive Electric Holdings Co., LLC (d)	19,500

		2,773,205

	Total Corporate Bonds & Notes (Cost $11,645,496)	8,223,140

FOREIGN CORPORATE BONDS & NOTES - 0.0%
NETHERLANDS - 0.0%
USD (c)(i)
97,918	Celtic Pharma Phinco BV	—
220,068	Celtic Pharma Phinco BV	—

		—

	Total Foreign Corporate Bonds & Notes (Cost $212,561)	—

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Opportunistic Credit Fund

Shares
COMMON STOCKS - 17.2%
CHEMICALS (j) - 1.2%
105,492	MPM Holdings, Inc.	1,002,174

COMMERCIAL & PROFESSIONAL SERVICES (j) - 0.0%
2,488	Pendrell Corp.	16,172

ENERGY - 3.7%
31,149	Arch Coal, Inc., Class A(h)(j)	2,147,412
19,850	Kinder Morgan, Inc.(k)	431,539
6,350	Targa Resources Corp.	380,365

		2,959,316

MATERIALS (c)(j) - 3.3%
6,632	Euramax International, Inc.	2,623,859

MEDIA (j)(l) - 0.8%
6,363	Metro-Goldwyn-Mayer, Inc., Class A	621,983

TELECOMMUNICATION SERVICES (c)(j)(l) - 2.0%
5,082	TerreStar Corporation	1,600,220

UTILITIES - 6.2%
3,322	Entegra TC LLC, Class A(j)	41,957
303,272	Vistra Energy Corp.	4,943,334

		4,985,291

	Total Common Stocks (Cost $18,864,148)	13,809,015

PREFERRED STOCKS - 1.1%
FINANCIAL (e)(f)(g) - 1.1%
1,500	Grayson CLO, Ltd.	506,737
1,000	Westchester CLO, Ltd.	392,500

		899,237

	Total Preferred Stocks (Cost $1,443,577)	899,237

MASTER LIMITED PARTNERSHIPS - 0.0%
HEALTHCARE EQUIPMENT & SERVICES (c) - 0.0%
141,000	Genesys Ventures IA, L.P.	4,498

	Total Master Limited Partnerships (Cost $—)	4,498

Units
RIGHTS - 0.5%
UTILITIES (j) - 0.5%
253,272	Texas Competitive Electric Holdings Co., LLC	359,393

	Total Rights (Cost $863,743)	359,393

WARRANTS - 0.0%
ENERGY (j) - 0.0%
180,000	Kinder Morgan, Inc., expires 05/25/2017	432

	Total Warrants (Cost $695,412)	432

Shares
REGISTERED INVESTMENT COMPANIES (m) - 4.1%
3,255,857	State Street Navigator Prime Securities Lending Portfolio	3,255,857

	Total Registered Investment Companies (Cost $3,255,857)	3,255,857

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland Opportunistic Credit Fund

CASH EQUIVALENTS - 7.0%
5,618,379	State Street Institutional U.S. Government Money Market Fund, Premier Class	5,618,379

	Total Cash Equivalents (Cost $5,618,379)	5,618,379

Total Investments - 98.3%
(Cost $87,423,810)		78,762,294

Other Assets & Liabilities, Net - 1.7%		1,360,111

Net Assets - 100.0%		80,122,405

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at March 31, 2017. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. As applicable, full contract rates do not take effect until settlement date.
(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate value of $4,961,515, or 6.2% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2017.
(d)	Represents value held in escrow pending future events. No interest is being accrued.
(e)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2017, these securities amounted to $13,543,623 or 16.9% of net assets.
(f)	Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2017.
(g)	Securities of collateralized loan obligations where an affiliate of the Investment Adviser serves as collateral manager.
(h)	Securities (or a portion of securities) on loan. As of March 31, 2017, the market value of securities loaned was $3,189,018. The loaned securities were secured with cash and securities collateral of $3,255,857. Collateral is calculated based on prior day’s prices.
(i)	The issuer is, or is in danger of being, in default of its payment obligation.
(j)	Non-income producing security.
(k)	All or part of this security is pledged as collateral for short sales and written options contracts. The market value of the securities pledged as collateral was $431,539.
(l)	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
Metro-Goldwyn-Mayer, Inc.	Common Stocks	12/20/2010	$238,560	$621,983	0.8%
TerreStar Corporation	Common Stocks	12/12/2014	$1,456,829	$1,600,220	2.0%

(m)	Represents investments of cash collateral received in connection with securities lending.

Currency Abbreviations:

USD	United States Dollar

Glossary:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
PIK	Payment-in-Kind

NOTES TO INVESTMENT PORTFOLIO (unaudited)

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with six portfolios, each of which is non-diversified. This report includes information for the period ended March 31, 2017 for Highland Long/Short Equity Fund (the “Long/Short Equity Fund”), Highland Long/Short Healthcare Fund (the “Long/Short Healthcare Fund”), Highland Floating Rate Opportunities Fund (the “Floating Rate Opportunities Fund”) and Highland Opportunistic Credit Fund (the “Opportunistic Credit Fund”) (each a “Fund” and, collectively, the “Funds”). Highland Merger Arbitrage Fund and Highland/iBoxx Senior Loan ETF are reported separately.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”), or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to generally have the capability to provide appropriate pricing services and to have been approved by the Board.

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ net asset value (“NAV”)), will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Highland Capital Management Fund Advisors, L.P. (“the Investment Adviser”) has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2017, the Funds’ investments consisted of senior loans, corporate bonds and notes, foreign bonds, claims, common stocks, preferred stocks, exchange-traded funds, other registered investment companies, cash equivalents, master limited partnerships, rights, warrants, securities sold short, futures, equity swaps, collateralized loan obligations and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, other registered investment companies, master limited partnerships, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Fund’s assets as of March 31, 2017 is as follows:

	Total value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Equity Fund
Assets
Common Stocks(1)	$381,511,578	$381,511,578	$—	$—
Purchased Call Options	488,750	488,750	—	—
Registered Investment Companies	6,124,134	6,124,134	—	—
Cash Equivalents	49,680,068	49,680,068	—	—
Other Financial Instruments
Swap Contracts	1,258,287	—	1,258,287	—

Total Assets	439,062,817	437,804,530	1,258,287	—

Liabilities
Securities Sold Short(1)	(174,640,133)	(174,640,133)	—	—
Other Financial Instruments
Futures(2)	(8,460)	(8,460)	—	—
Swap Contracts	(1,400,630)	—	(1,400,630)	—
Written Put Options Contracts	(367,300)	(367,300)	—	—

Total Liabilities	(176,416,523)	(175,015,893)	(1,400,630)	—

Total	$262,646,294	$262,788,637	$(142,343)	$—

(1)	See Investment Portfolio detail for industry breakout.
(2)	Includes cumulative appreciation/(depreciation) of future contacts reported in the Investment Portfolio.

	Total value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Long/Short Healthcare Fund
Assets
Corporate Bonds & Notes(1)	$7,654,845	$—	$7,654,845	$—
Foreign Corporate Bonds & Notes(1)	2,321,250	—	2,321,250	—
Common Stocks
Healthcare
Biotechnology	56,155,495	56,155,495	—	—
Healthcare Equipment	22,579,563	22,579,563	—	—
Healthcare Facilities	5,565,826	5,565,826	—	—
Healthcare Services	4,134,696	4,134,696	—	—
Healthcare Technology	2,658,262	2,658,262	—	—
Life Sciences Tools & Services	4,761,910	4,761,910	—	—
Managed Healthcare	16,060,790	16,060,790	—	—
Pharmaceuticals	28,502,714	22,273,964	—	6,228,750
Real Estate	2,342,500	2,342,500	—	—
Preferred Stocks(1)	3,542,605	—	—	3,542,605
Master Limited Partnerships(1)	34,072	—	—	34,072
Rights
Equity Contracts	107,802	107,802	—	—
Warrants
Healthcare
Biotechnology	797,024	—	796,165	859
Life Sciences Tools & Services	229,966	—	229,966	—
Pharmaceuticals	375,811	—	375,811	—
Purchased Call Options	1,710,000	1,710,000	—	—
Purchased Put Options	130,000	130,000	—	—
Registered Investment Companies	6,620,762	6,620,762	—	—
Cash Equivalents	6,945,289	6,945,289	—	—
Other Financial Instruments
Swap Contracts	15,589	—	15,589	—

Total Assets	173,246,771	152,046,859	11,393,626	9,806,286

Liabilities
Securities Sold Short(1)	(73,283,847)	(73,283,847)	—	—
Other Financial Instruments
Written Call Options Contracts	(458,400)	(458,400)	—	—
Written Put Options Contracts	(767,000)	(767,000)	—	—

Total Liabilities	(74,509,247)	(74,509,247)	—	—

Total	$98,737,524	$77,537,612	$11,393,626	$9,806,286

(1)	See Investment Portfolio detail for industry breakout.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

	Total value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Floating Rate Opportunities Fund
Assets
U.S. Senior Loans
Aerospace	$9,485,184	$—	$9,485,184	$—
Chemicals	10,153,129	—	10,153,129	—
Consumer Discretionary	450,182	—	450,182	—
Consumer Products	1,213,459	—	1,213,459	—
Energy	23,121,947	—	23,121,947	—
Financial	31,961,196	—	31,961,196	—
Food & Drug	1,213,725	—	1,213,725	—
Food & Tobacco	11,670,351	—	11,670,351	—
Forest Products & Containers	3,731,117	—	3,731,117	—
Gaming & Leisure	31,641,684	—	20,949,323	10,692,361
Healthcare	77,188,389	—	49,269,870	27,918,519
Housing	39,106,127	—	31,442,316	7,663,811
Industrials	15,890,757	—	15,890,757	—
Information Technology	41,313,285	—	41,313,285	—
Manufacturing	20,212,568	—	20,212,568	—
Media & Telecommunications	51,724,168	—	51,724,168	—
Metals & Minerals	14,304,137	—	14,304,137	—
Retail	50,599,240	—	50,599,240	—
Service	83,867,151	—	83,867,151	—
Transportation	1,246,997	—	1,246,997	—
Utility	37,838,441	—	37,838,441	—
Foreign Denominated or Domiciled Senior Loans
Canada	23,781,406	—	23,781,406	—
Luxembourg	30,368,031	—	30,368,031	—
Marshall Islands	179,750	—	179,750	—
United Kingdom	2,764,229	—	2,764,229	—
Collateralized Loan Obligations	79,344,871	—	79,344,871	—
Corporate Bonds & Notes(1)	29,309,156	—	29,309,156	—
Claims	52,138	—	52,138	—
Common Stocks
Energy	1,400,654	1,400,654	—	—
Gaming & Leisure	—	—	—	—	(2)
Healthcare	—	—	—	—	(2)
Housing	3,840,656	—	—	3,840,656
Media & Telecommunications	49,044,694	—	49,044,694	—
Real Estate	10	—	—	10
Utilities	18,352,287	18,221,213	131,074	—
Rights(1)	1,586,252	—	1,586,252	—
Warrants(1)	157,903	157,903	—	—	(2)
Registered Investment Companies	2,262,705	2,262,705	—	—
Cash Equivalents	112,465,394	112,465,394	—	—

Total	$912,843,370	$134,507,869	$728,220,144	$50,115,357

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

	Total value at March 31, 2017	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Opportunistic Credit Fund
Assets
U.S. Senior Loans
Consumer Products	$1,593,817	$—	$1,593,817	$—
Energy	12,574,292	—	12,574,292	—
Financial	1,496,529	—	1,496,529	—
Healthcare	2,472,837	—	2,472,837	—
Information Technology	4,188,740	—	4,188,740	—
Manufacturing	2,660,832	—	2,660,832	—
Media & Telecommunications	1,384,642	—	1,384,642	—
Metals & Minerals	1,303,680	—	1,303,680	—
Retail	1,896,116	—	1,896,116	—
Service	2,376,653	—	2,376,653	—
Telecommunications	732,938	—	—	732,938
Utility	1,791,651	—	1,791,651	—
Foreign Denominated or Domiciled Senior Loans	2,676,313	—	2,676,313	—
Collateralized Loan Obligations	9,443,303	—	9,443,303	—
Corporate Bonds & Notes(1)	8,223,140	—	8,223,140	—
Foreign Corporate Bonds & Notes(1)	—	—	—	—	(2)
Common Stocks	4,289,973	—	663,940	3,626,033
Energy	2,959,316	2,959,316	—	—
Industrials	16,172	16,172	—	—
Telecommunication Services	1,600,220	—	—	1,600,220
Utilities	4,943,334	4,943,334	—	—
Preferred Stocks(1)	899,237	—	899,237	—
Master Limited Partnerships
Healthcare	4,498	—	—	4,498
Rights(1)	359,393	—	359,393	—
Warrants(1)
Equity Contracts	432	432	—	—
Registered Investment Companies	3,255,857	3,255,857	—	—
Cash Equivalents	5,618,379	5,618,379	—	—

Total Assets	78,762,294	16,793,490	56,005,115	5,963,689

Total	$78,762,294	$16,793,490	$56,005,115	$5,963,689

(1)	See Investment Portfolio detail for industry breakout.
(2)	This category includes securities with a value of zero.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

The tables below set forth a summary of changes in the Long/Short Healthcare Fund, the Floating Rate Opportunities Fund and the Opportunistic Credit Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the period ended March 31, 2017. The Long/Short Equity Fund had no Level 3 assets as of December 30, 2016 or March 31, 2017.

	Balance as of June 30, 2016	Net Transfers into Level 3	Net Transfers out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2017
Highland Long/Short Healthcare Fund
Common Stocks
Pharmaceuticals	$5,007,750	$—	$—	$—	$—	$1,221,000	$—	$—	$6,228,750	$1,221,000
Preferred Stocks
Information Technology	—	—	—	—	—	42,609	3,499,996	—	3,542,605	42,609
Master Limited Partnerships
Healthcare Equipment & Services	74,872	—	—	—	—	(40,800)	—	—	34,072	(40,800)
Warrants
Biotechnology	271,602	—	—	—	—	(270,743)	—	—	859	(270,743)

Total	$5,354,224	$—	$—	$—	$—	$952,066	$3,499,996	$—	$9,806,286	$952,066

	Balance as of June 30, 2016	Net Transfers into Level 3	Net Transfers out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2017
Highland Floating Rate Opportunities Fund
U.S. Senior Loans
Gaming & Leisure	$10,261,775	$—	$—	$—	$(5,827,721)	$5,720,178	$12,381,161	$(11,843,032)	$10,692,361	$(1,247,741)
Healthcare	27,794,872	—	—	—	—	(3,089,209)	3,212,856	—	27,918,519	(3,089,209)
Housing	7,207,835	—	—	(89)	(13,805,163)	13,512,142	759,690	(10,604)	7,663,811	(303,625)
Manufacturing	2,522,655	—	(1,398,277)	(4,814)	(81,115)	155,235	—	(1,193,684)	—	—
Media & Telecommunications	—	—	—	—	(3,716,366)	3,716,366	—	—	—	—
Utilties	—	—	—	—	—	—	—	—	—	—
Foreign Denominated or Domiciled Senior Loans
Consumer Durables	291,806	—	—	—	(125,530)	(28,142)	—	(138,134)	—	—
Retail	—	—	—	46	(2,601,221)	2,601,175	—	—	—	—
Common Stocks
Energy	1	—	—	—	—	—	—	—	1	—
Gaming & Leisure	158,662	—	—	—	—	(158,662)	—	—	—	—
Healthcare	5,176	—	—	—	—	(5,176)	—	—	—	—
Housing	5,938,465	—	—	—	(2,168,126)	437,021	—	(366,705)	3,840,655	(1,731,732)
Real Estate	8	—	—	—	—	(1,926,061)	1,926,063	—	10	(1,926,061)
Utility	—	—	—	—	—	—	—	—	—	—
Warrants
Gaming & Leisure	63,294	—	—	—	—	(63,294)	—	—	—	—

Total	$54,244,549	$—	$(1,398,277)	$(4,857)	$(28,325,242)	$20,871,573	$18,279,770	$(13,552,159)	$50,115,357	$(8,298,368)

	Balance as of June 30, 2016	Net Transfers into Level 3	Net Transfers out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2017
Highland Opportunistic Credit Fund
U.S. Senior Loans
Telecommunications	$673,862	$—	$—	$—	$—	$501	$58,575	$—	$732,938	$501
Foreign Corporate Bonds & Notes
Energy	—	—	—	—	—	—	—	—	—	—
Healthcare	—	—	—	—	—	—	—	—	—	—
Common Stocks
Chemicals	782,755	—	—	—	—	24,418	195,001	—	1,002,174	24,418
Metals & Minerals	1,835,826	—	—	—	—	788,033	—	—	2,623,859	788,033
Media & Telecommunications	1,598,340	—	—	—	—	1,880	—	—	1,600,220	1,880
Master Limited Partnerships
Healthcare	9,884	—	—	—	—	(5,386)	—	—	4,498	(5,386)

Total	$4,900,667	$—	$—	$—	$—	$809,446	$253,576	$—	$5,963,689	$809,446

For the period ended March 31, 2017, a net amount $1,398,277 of the Floating Rate Opportunities Fund’s portfolio investments were transferred from Level 3 to Level 2. Transfers from Level 3 to Level 2 were due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine price.

For the period ended March 31, 2017, a net amount $1,538,918 of the Long/Short Healthcare Fund’s portfolio investments were transferred from Level 2 to Level 1. Transfers from Level 2 to Level 1 were due to increase in observable pricing inputs as compared to the previous period.

The Funds use end of period market value in the determination of the amount associated with any transfers between levels.

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

Highland Long/Short Healthcare Fund

Category	Market Value at 3/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
Non-U.S. Equity	$6,228,750	Discounted Cash Flow	Discount Rate	11.5%
			Terminal Multiple	8.0x
			Minority Discount	16.7%
			Discount for Lack of Marketability	12.5%
Preferred Stock	3,542,605	Multiples Analysis	Multiple of NFY+1 Gross Profit	3.75x
			Discount for Lack of Marketability	15%
		Discounted Cash Flow	Discount Rate	37.5%
			Terminal Multiple	3.5x
Master Limited Partnerships	34,072	Recovery Analysis	Scenario Probabilities	33%
		Discounted Cash Flow	Discount Rate	19%
Warrants	859	Black Scholes Model	Volatility	90%

Total	$9,806,286

Highland Floating Rate Opportunities Fund

Category	Market Value at 3/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
U.S. Senior Loans	$46,274,691	Adjusted Appraisal	Liquidity Discount	10%
		Transaction Analysis	Closing Cost Discount	5%
		Liquidation Analysis	Settlement Discount	50%
		Multiples Analysis	Multiple of Revenue	0.4x - 0.5x
			Multiple of EBITDA	3.0x - 4.0x
Common Stocks	3,840,666	Multiples Analysis	Multiple of Revenue	0.4x - 0.5x
			Multiple of EBITDA	3.0x - 4.0x
			Capitalization Rate	6.3%
			Liquidity Discount	10-25%
			Minority Discount	20%

Total	$50,115,357

Highland Opportunitistic Credit Fund

Category	Market Value at 3/31/2017	Valuation Technique	Unobservable Inputs	Input Value(s)
Common Stocks	$5,226,253	Third-Party Pricing Vendor	N/A	N/A
		Multiples Analysis	Price/MHz-PoP	$0.13 - $0.50
			Multiple of EBITDA	7.25x - 8.25x
			Minority Discount	20%
		Discounted Cash Flow	Discount Rate	11.5%
U.S. Senior Loans	732,938	Discounted Cash Flow	Spread Adjustment	0.10%
Master Limited Partnerships	4,498	Recovery Analysis	Scenario Probabilities	33%
		Discounted Cash Flow	Discount Rate	19%

Total	$5,963,689

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of 3 months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of this financial report.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for the Fund.

Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both.

If an option written by a Fund expires unexercised, the Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written. If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

Transactions in written options for the period ended March 31, 2017 were as follows:

Long/Short Equity Fund	Number of Contracts	Notional Value	Premium
Outstanding, June 30, 2016	3,550	$28,710,000	$448,615
Call Options Written	24,308	275,498,700	1,835,233
Put Options Written	50,622	965,741,400	6,430,648
Call Options Expired	(2,640)	(31,208,500)	(408,235)
Put Options Expired	(28,100)	(540,035,000)	(2,741,813)
Call Options Exercised	(9,500)	(9,500,000)	(911,046)
Call Options Closed	(12,368)	(241,590,200)	(649,610)
Put Options Closed	(24,022)	(405,441,400)	(3,521,005)

Outstanding, March 31, 2017	1,850	$42,175,000	$482,787

Long/Short Healthcare Fund	Number of Contracts	Notional Value	Premium
Outstanding, June 30, 2016	—	$—	$—
Call Options Written	42,750	361,970,000	7,189,734
Put Options Written	114,700	950,189,000	18,401,990
Call Options Expired	(1,250)	(3,250,000)	(198,799)
Call Options Closed	(34,000)	(333,490,000)	(6,153,907)
Put Options Closed	(113,500)	(938,439,000)	(17,373,347)

Outstanding, March 31, 2017	8,700	$36,980,000	$1,865,671

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

For the period ended March 31, 2017, the Floating Rate Opportunities Fund and Opportunistic Credit Fund did not invest in options.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. As of March 31, 2017, the Long/Short Equity Fund and the Long/Short Healthcare Fund were parties to open swap contracts having a net fair value of $(142,343) and $15,589, respectively.

For the period ended March 31, 2017, the Floating Rate Opportunities Fund and Opportunistic Credit Fund did not invest in swap contracts.

U.S. Federal Income Tax Information

Unrealized appreciation and depreciation at March 31, 2017, based on cost of investments for U.S. federal income tax purposes was:

Fund	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Cost
Long/Short Equity Fund	$18,739,312	$(5,493,254)	$13,246,058	$249,918,339
Long/Short Healthcare Fund	11,194,547	(11,999,045)	(804,498)	11,751,833
Floating Rate Opportunities Fund	40,143,946	(467,329,367)	(427,185,421)	1,340,028,791
Opportunistic Credit Fund	4,570,338	(15,485,401)	(10,915,063)	89,677,357

Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The tables below show affiliated issuers of each Fund as of the period ended March 31, 2017:

			Market Value
	Shares at June 30, 2016	Shares at March 31, 2017	June 30, 2016	March 31, 2017	Affiliated Income	Purchases	Sales
Long/Short Equity Fund
Issuer
Other Affiliates
Highland Merger Arbitrage Fund (Registered Investment Companies)	—	293,864	$—	$6,124,134	$848	$6,000,000	$—

			Market Value
	Shares at June 30, 2016	Shares at March 31, 2017	June 30, 2016	March 31, 2017	Affiliated Income	Purchases	Sales
Long/Short Healthcare Fund
Issuer
Other Affiliates
CareDx, Inc. (Common Stocks and Warrants)	—	1,412,508	$—	$1,768,884	$—	$3,725,362	$2,083,319

			Market Value
	Shares at	Shares at
Floating Rate Opportunities Fund	June 30,	March 31,	June 30,	March 31,	Affiliated
Issuer	2016	2017	2016	2017	Income	Purchases	Sales
Majority Owned Not Consolidated
Allenby (Common Stocks)	997,648	1,229,501	$1	$1	$—	$231,853	$—
Claymore (Common Stocks)	6,822,064	8,516,274	7	9	—	1,694,210	—
Other Affiliates
CCS Medical, Inc. (U.S. Senior Loans & Common Stocks)	39,565,561	45,078,961	25,509,504	27,918,519	4,214,228	—	—
LLV Holdco, LLC (U.S. Senior Loans, Common Stocks and Warrants)	11,450,906	11,989,033	10,483,731	10,692,360	538,128	—	—
Nevada Land Group LLC (U.S. Senior Loans & Common Stocks)	8,054,169	6,061,897	3,207,835	3,663,811	929,772	—	—

Total	66,890,348	72,875,666	$39,201,078	$42,274,700	$5,682,128	$1,926,063	$—

Unfunded Loan Commitments

As of March 31, 2017, the Floating Rate Opportunities Fund had unfunded loan commitments of $2,290,545, which could be extended at the option of the borrower, as detailed below:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
CCS Medical, Inc.	$2,290,545	$2,290,545	$—

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

Unfunded loan commitments are marked to market on the relevant day of valuation in accordance with the Fund’s valuation policies. As of March 31, 2017, the Floating Rate Opportunities Fund did not recognize net discount and unrealized depreciation on unfunded transactions.

For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the U.S. Securities and Exchange Commission.

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (a) — 90.4%
AEROSPACE — 3.8%
	American Airlines, Inc.
	2015 Term Loan,
2,722,222	3.381%, 10/10/21 (b)	2,729,205
	American Airlines, Inc.
	Class B Term Loan,
3,000,000	3.494%, 12/14/23 (b)	3,008,535
	American Airlines, Inc.
	Replacement Class B Term Loan,
3,000,000	3.482%, 04/28/23	3,008,685
	TransDigm, Inc.
	Tranche C Term Loan,
3,416,808	3.982%, 02/28/20 (b)	3,419,421
	TransDigm, Inc.
	Tranche D Term Loan,
2,465,984	3.982%, 06/04/21	2,463,568
	TransDigm, Inc.
	Tranche E Term Loan,
3,952,062	3.982%, 05/16/22	3,944,316

		18,573,730

AUTOMOTIVE — 2.7%
	Federal-Mogul Corporation
	Tranche C Term Loan (2014),
6,000,000	4.750%, 04/15/21	5,987,370
	Gates Global, LLC
	Initial Dollar Term Loan,
6,935,575	4.397%, 07/03/21	6,956,833

		12,944,203

BROADCASTING — 4.5%
	Charter Communications Operating, LLC (aka CCO Safari LLC)
	Term H-1 Loan,
2,992,443	2.990%, 01/15/22	3,003,665
	Charter Communications Operating,
	LLC (aka CCO Safari LLC)
	Term I-1 Loan,
4,987,406	3.240%, 01/15/24	5,017,205
	iHeartCommunications, Inc.
	Tranche D Term Loan,
11,800,000	7.732%, 01/30/19 (b)	10,179,919

Principal Amount ($)		Value ($)
	iHeartCommunications, Inc.
	Tranche E Term Loan,
4,000,000	8.482%, 07/30/19	3,435,000

		21,635,789

CHEMICALS — 1.0%
	Univar USA Inc.
	Initial Dollar Term Loan,
4,949,937	4.732%, 07/01/22	4,985,205

CONSUMER PRODUCTS — 1.0%
	Revlon Consumer Products
	Corporation
	Initial Term B Loan,
4,977,494	4.482%, 09/07/23	4,985,109

DIVERSIFIED MEDIA — 1.0%
	Nielsen Finance LLC (VNU, Inc.)
	Class B-3 Term Loan,
5,000,000	3.354%, 09/28/23	5,037,950

ENERGY — 1.5%
	Murray Energy Corporation
	Term B-2 Loan,
3,989,463	8.397%, 04/16/20	3,886,395
	Peabody Energy Corporation
	Term Loan,
3,249,359	4.397%, 09/24/20	3,313,534

		7,199,929

FINANCIAL — 3.2%
	DTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Limited) (aka Cushman & Wakefield)
	2015-1 Additional Term Loan (First Lien),
7,464,551	4.397%, 11/04/21 (b)	7,519,378
	Expro Finservices S.a.r.l.
	Initial Term Loan,
2,487,245	5.750%, 09/02/21 (b)	1,971,142
	Hub International Limited
	Initial Term Loan,
6,188,597	4.035%, 10/02/20	6,229,410

		15,719,930

See accompanying Notes to Investment Portfolio. | 1

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
FOOD & DRUG — 3.6%
	Albertson’s LLC
	2016-1 Term B-6 Loan,
4,987,500	4.302%, 06/22/23 (b)	5,020,393
	Albertson’s LLC
	2016-2 Term B-4 Loan,
6,982,500	3.982%, 08/25/21 (b)	7,021,392
	Albertson’s LLC
	2016-2 Term B-5 Loan,
3,990,000	3.250%, 12/21/22 (b)	4,019,925
	Supervalu, Inc.
	New Term Loan,
1,387,159	5.500%, 03/21/19	1,400,600

		17,462,310

FOREST PRODUCTS/CONTAINERS — 3.1%
	Berlin Packaging, LLC
	Initial Term Loan (First Lien),
2,482,291	4.500%, 10/01/21	2,500,015
	Berry Plastics Corporation
	Term D Loan,
2,135,368	3.108%, 02/08/20	2,141,304
	Berry Plastics Corporation
	Term G Loan,
1,843,663	3.108%, 01/06/21	1,850,318
	BWay Intermediate Company, Inc.
	Initial Term Loan (2016),
3,728,731	4.750%, 08/14/23	3,726,979
	Reynolds Group Holdings Inc.
	U.S. Term Loan,
1,999,925	4.250%, 02/05/23	2,008,865
	SIG Combibloc Holdings S.C.A. (fka
	Onex Wizard Acquisition
	Company II S.C.A.)
	Initial Dollar Term Loan,
2,880,708	4.000%, 03/11/22	2,906,102

		15,133,583

GAMING/LEISURE — 5.9%
	Amaya Holdings B.V.
	Initial Term B Loan (First Lien),
5,412,053	4.647%, 08/01/21	5,442,847
	CityCenter Holdings, LLC
	Term B Loan,
3,250,000	3.732%, 10/16/20	3,263,812

Principal Amount ($)		Value ($)
	Las Vegas Sands, LLC
	Refinancing Term Loan (2017),
5,445,956	2.980%, 03/29/24 (b)	5,456,167
	MGM Growth Properties Operating
	Partnership LP
	Term B Loan,
3,979,899	3.482%, 04/25/23	4,004,774
	Seaworld Parks & Entertainment, Inc.
	Term B-2 Loan,
3,500,000	4.147%, 05/14/20 (b)	3,490,148
	Station Casinos LLC
	Term B Facility Loan,
4,728,065	3.450%, 06/08/23 (b)	4,739,602
	WMG Acquisition Corp.
	Tranche C Term Loan,
2,000,000	3.750%, 11/01/23	2,010,470

		28,407,820

HEALTHCARE — 11.3%
	Alere Inc. (fka IM US Holdings, LLC)
	B Term Loan,
2,478,580	4.250%, 06/20/22	2,487,874
	CHS/Community Health Systems, Inc.
	Incremental 2019 Term G Loan,
4,071,783	3.750%, 12/31/19	4,052,361
	CHS/Community Health Systems, Inc.
	Incremental 2021 Term H Loan,
8,569,739	3.804%, 01/27/21 (b)	8,467,460
	Endo Luxembourg Finance Company I S.a.r.l.
	2015 Incremental Term B Loan,
7,223,155	4.000%, 09/26/22	7,226,152
	HCA Inc.
	Tranche B-8 Term Loan,
2,886,918	3.232%, 02/15/24	2,914,243
	HCA Inc.
	Tranche B-9 Term Loan,
3,773,987	2.982%, 03/17/23	3,796,537
	Iasis Healthcare LLC
	Term B-2 Loan,
2,992,188	4.500%, 05/03/18	3,000,371

2| See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
HEALTHCARE (continued)
	Inventiv Group Holdings, Inc.
	Initial Term Loan,
4,987,500	4.804%, 11/09/23	5,014,507
	Jaguar Holding Company I (aka
	Pharmaceutical Product Development, Inc.)
	Initial Term Loan,
8,429,401	4.250%, 08/18/22 (b)	8,467,586
	MPH Acquisition Holdings LLC
	Initial Term Loan,
9,562,739	5.000%, 06/07/23	9,697,621

		55,124,712

HOME FURNISHINGS — 1.3%
	Serta Simmons Bedding, LLC
	Initial Term Loan (First Lien),
5,992,500	4.538%, 10/20/23 (b)	6,021,054

HOUSING — 1.1%
	American Builders & Contractors Supply Co., Inc.
	Restatement Effective Date Term Loan,
5,445,405	3.732%, 10/31/23 (b)	5,465,825

INFORMATION TECHNOLOGY — 10.6%
	Abacus Innovations Corporation
	(aka Leidos Inc.)
	B Term Loan,
997,500	3.250%, 06/09/23	1,007,974
	Avaya, Inc.
1,500,000	Replacement Term B-6 Loan (c)	1,197,937
	Avaya, Inc.
2,000,000	Term B-3 Loan (c)	1,594,380
	Avaya, Inc.
5,519,764	Term B-7 Loan (c)	4,416,887
	BMC Software Finance, Inc.
	Initial US Term Loan,
8,457,339	5.000%, 09/10/20	8,483,303

Principal Amount ($)		Value ($)
	Cengage Learning, Inc.
	2016 Refinancing Term Loan,
4,967,487	5.250%, 06/07/23	4,752,495
	Infor (US), Inc.
	Tranche B-5 Term Loan,
5,004,833	3.897%, 06/03/20	5,013,416
	Informatica Corporation
	Dollar Term Loan,
4,974,724	4.647%, 08/05/22 (b)	4,956,466
	Kronos Incorporated
	Initial Term Loan (First Lien),
8,354,063	5.034%, 11/01/23	8,411,956
	Riverbed Technology, Inc.
	First Amendment Term Loan,
4,422,480	4.250%, 04/25/22 (b)	4,423,873
	Scientific Games International, Inc.
	Initial Term B-3 Loan,
3,292,107	4.846%, 10/01/21	3,338,147
	SS&C European Holdings, S.a.r.l
	Term B-2 Loan,
310,583	3.232%, 07/08/22	313,107
	SS&C Technologies Holdings, Inc.
	Term B-1 Loan,
3,633,217	3.232%, 06/29/22	3,662,737

		51,572,678

MANUFACTURING — 1.6%
	Gardner Denver, Inc.
	Initial Dollar Term Loan,
5,236,106	4.250%, 07/30/20	5,234,064
	Microsemi Corporation
	Closing Date Term B Loan,
2,388,093	3.226%, 01/15/23	2,403,759

		7,637,823

MEDIA/TELECOMMUNICATIONS — 9.0%
	AMC Entertainment Holdings, Inc.
	(fka AMC Entertainment Inc.) 2015 Term Loan,
997,475	3.662%, 10/10/21	1,007,554
	Delta 2 (Lux) S.a.r.l (aka Formula One)
	Facility B3 (USD),
10,000,000	4.568%, 04/30/19 (b)	10,011,250

See accompanying Notes to Investment Portfolio. | 3

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
MEDIA/TELECOMMUNICATIONS (continued)
	Getty Images, Inc.
	Initial Term Loan,
4,948,038	4.750%, 10/18/19	4,346,554
	SBA Senior Finance II, LLC
	Incremental Tranche B-1 Term Loan,
3,429,102	3.240%, 03/24/21	3,441,259
	UFC Holdings, LLC
	Term Loan (First Lien),
2,992,481	4.250%, 08/18/23 (b)	3,012,516
	Univision Communications Inc.
	2017 Replacement Repriced First-Lien Term Loan,
14,915,966	3.750%, 03/15/24 (b)	14,846,010
	Virgin Media Bristol LLC
	I Facility,
1,000,000	3.662%, 01/31/25	1,003,830
	WideOpenWest Finance, LLC
	New Term B Loan,
5,984,962	4.554%, 08/18/23	6,024,014

		43,692,987

PRINTING & PUBLISHING — 0.8%
	McGraw-Hill Global Education
	Holdings, LLC
	Term B Loan (First Lien),
3,989,950	5.000%, 05/04/22	3,955,317

RETAIL — 8.6%
	Bass Pro Group, LLC
	Initial Term Loan,
6,000,000	6.147%, 12/15/23 (b)	5,793,780
	Belk, Inc.
	Closing Date Term Loan (First Lien),
4,231,776	5.760%, 12/12/22	3,592,460
	Gymboree Corporation
	Term Loan,
1,899,130	5.000%, 02/23/18 (b)	793,428
	Harbor Freight Tools USA, Inc.
	Initial Loan (2016),
7,237,469	4.232%, 08/18/23 (b)	7,237,469

Principal Amount ($)		Value ($)
	J. Crew Group, Inc.
	Initial Loan,
2,500,000	4.000%, 02/28/21 (b)	1,530,688
	J.C. Penney Corporation, Inc.
	Loan (2016),
2,981,132	5.304%, 06/23/23	2,965,481
	Neiman Marcus Group, Inc.
	Other Term Loan,
7,694,059	4.250%, 10/25/20	6,206,759
	Petco Animal Supplies, Inc.
	Tranche B-1 Term Loan,
3,974,862	4.287%, 01/26/23	3,927,302
	PetSmart, Inc.
	Tranche B-2 Loan,
9,949,303	4.020%, 03/11/22 (b)	9,526,458

		41,573,825

SERVICE — 10.5%
	Advanced Disposal Services, Inc.
	(fka ADS Waste Holdings, Inc.)
	Additional Term Loan,
3,670,978	3.698%, 10/09/19	3,696,987
	Advantage Sales & Marketing Inc.
	Initial Term Loan (First Lien),
5,324,463	4.250%, 07/25/21	5,278,539
	AlixPartners, LLP
	2016 Refinancing Term B Loan,
3,471,479	4.000%, 07/28/22	3,487,916
	Alliant Holdings Intermediate, LLC
	Initial Term Loan,
4,521,970	4.387%, 08/12/22	4,551,453
	Asurion, LLC (fka Asurion
	Corporation)
	Term Loan (Second Lien),
5,000,000	8.500%, 03/03/21 (b)	5,070,000
	Brand Energy & Infrastructure
	Services, Inc. (fka FR Brand
	Acquisition Corp)
	Initial Term Loan,
2,992,268	4.760%, 11/26/20	3,004,611
	Brickman Group Ltd. LLC
	Initial Term Loan (First Lien),
3,735,983	4.022%, 12/18/20	3,751,898

4| See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
US Senior Loans (continued)
SERVICE (continued)
	First Data Corporation
	2021C New Dollar Term Loan,
9,000,000	3.779%, 03/24/21 (b)	9,078,750
	First Data Corporation
	2022C New Dollar Term Loan,
1,756,126	3.984%, 07/08/22 (b)	1,771,493
	Trans Union, LLC
	2016 Incremental Term B-2 Commitment,
5,949,017	3.482%, 04/09/21	5,994,884
	Weight Watchers International, Inc.
	Initial Tranche B-2 Term Loan,
5,799,974	4.070%, 04/02/20 (b)	5,418,568

		51,105,099

TRANSPORTATION — 0.9%
	Hertz Corporation
	Tranche B-1 Term Loan,
1,989,975	3.740%, 06/30/23	1,997,089
	MPG Holdco I Inc. (aka Metaldyne
	Performance Group)
	Tranche B-1 Term Loan (2015),
2,524,743	3.750%, 10/20/21	2,527,672

		4,524,761

UTILITY — 3.4%
	Calpine Corporation
	Term Loan,
4,949,660	3.590%, 01/15/24	4,978,343
	Calpine Corporation
	Term Loan (2015),
997,475	3.900%, 01/15/23	1,003,240
	Dynegy Finance IV, Inc.
	Term Loan,
5,000,000	4.250%, 02/07/24	5,012,225
	Granite Acquisition, Inc.
	Term B Loan (First Lien),
2,863,770	5.147%, 12/17/21 (b)	2,892,407
	Granite Acquisition, Inc.
	Term C Loan (First Lien),
128,906	5.147%, 12/17/21 (b)	130,196

Principal Amount ($)		Value ($)
	Texas Competitive Electric Holdings Company LLC
26,000,000	Escrow Loan Extended (d)	97,500
	Vistra Operations Company LLC (fka Tex Operations Company LLC)
	2016 Incremental Term Loan,
2,510,948	4.193%, 12/14/23	2,518,167

		16,632,078

	Total US Senior Loans (Cost $440,342,473)	439,391,717

Foreign Domiciled Senior Loans (a) — 7.8%
CANADA — 3.0%
USD
	Concordia International Corp. (fka Concordia Healthcare Corp.)
	Initial Dollar Term Loan,
2,479,211	5.250%, 10/21/21	1,745,365
	Husky Injection Molding Systems, Ltd.
	New Term Loan,
3,755,103	4.250%, 06/30/21	3,777,877
	Valeant Pharmaceuticals
	International, Inc.
	Series F Tranche B Term Loan,
9,027,133	5.570%, 04/01/22(b)	9,062,700

		14,585,942

LUXEMBOURG — 1.9%
USD
	Intelsat Jackson Holdings S.A.
	Tranche B-2 Term Loan,
9,500,000	3.750%, 06/30/19	9,323,442

MARSHALL ISLANDS — 0.8%
USD
	Seadrill Operating LP (Seadrill Partners Finco LLC)
	Initial Term Loan,
5,984,536	4.000%, 02/21/21(b)	4,085,673

See accompanying Notes to Investment Portfolio. | 5

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland/iBoxx Senior Loan ETF

Principal Amount ($)		Value ($)
Foreign Domiciled Senior Loans (continued)
NETHERLANDS — 2.1%
USD
	Avast Holding B.V.
	Initial Dollar Term Loan,
1,000,000	5.000%, 09/30/23(b)	1,010,000
	Tronox Pigments (Netherlands) B. V.
	New Term Loan,
4,015,607	4.500%, 03/19/20	4,044,901
	UPC Financing Partnership
	Facility AP,
5,000,000	3.662%, 04/15/25	5,021,350

		10,076,251

	Total Foreign Domiciled Senior Loans (Cost $38,403,431)	38,071,308

Number of Rights
Rights — 0.1%
UNITED STATES — 0.1%
	Vistra Energy Corp. (fka TCEH
431,587	Corp.) (e)*	612,422

	Total Rights (Cost $1,178,329)	612,422

Shares
Common Stock — 0.0%
UNITED STATES — 0.0%
Utility — 0.0%
	Vistra Energy Corp. (fka TCEH
519	Corp.)	8,460

	Total Common Stock (Cost $7,981)	8,460

Total Investments — 98.3% (f) (Cost $479,932,214)		478,083,907

Other Assets & Liabilities, Net — 1.7%		8,205,223

Net Assets — 100.0%		486,289,130

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Highland/iBoxx Senior Loan ETF (the “Fund”) invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise denoted as a fixed rate loan, all senior loans carry a variable interest rate.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. The rate shown represents the weighted average rate at March 31, 2017. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy and the actual remaining maturity may be substantially less than the stated maturity shown.
(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(c)	The issuer is, or is in danger of being, in default of its payment obligation. Full income is not being accrued, although adequate protection payments are being made in certain cases.
(d)	The investment represents value held in escrow pending future events. No interest is being accrued.
(e)	No expiration date
(f)	Cost for U.S. federal income tax purposes is $479,932,214.
*	Non-income producing security.

Unrealized appreciation and depreciation at March 31, 2017 was:

	Gross Appreciation	Gross Depreciation	Net Depreciation	Cost
Highland/iBoxx Senior Loan ETF	$3,715,628	$(5,563,935)	$(1,848,307)	$479,932,214

LLC — Limited Liability Company
LP — Limited Partnership
Ltd. — Limited
USD — United States Dollar

6| See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2017	Highland/iBoxx Senior Loan ETF

Foreign Domiciled Senior Loans Industry Concentration Table: (% of Net Assets)
Chemicals	0.8%
Energy	0.8%
Healthcare	2.2%
Information Technology	0.2%
Manufacturing	0.8%
Media/Telecommunications	3.0%

7.8%

See accompanying Notes to Investment Portfolio. | 7

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2017	Highland/iBoxx Senior Loan ETF

Organization

Highland Funds I (the “Trust”) was organized as a Delaware statutory trust on February 28, 2006. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with six portfolios, each of which is non-diversified. The financial statements herein are those of the Highland/iBoxx Senior Loan ETF (the “Fund”). The Fund is a non-diversified exchange-traded fund (“ETF”). The financial statements of the remaining funds of the Trust are presented separately.

Valuation of Investments

In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange, National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) or other nationally recognized exchange use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotation will be valued pursuant to policies adopted by the Fund’s Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Investments in mutual funds are valued at their respective net asset values as determined by those mutual funds each business day. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) has determined generally have the capability to provide appropriate pricing services and have been approved by the Board.

Securities for which market quotations are not readily available and for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including, among other things: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact on the Fund.

The NAV shown in the Fund’s financial statements may vary from the NAV published by the Fund as of the end of the reporting period because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

8|

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2017	Highland/iBoxx Senior Loan ETF

Fair Value Measurements

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2017, the Fund’s investments consisted of senior loans, common stock, and rights. The fair value of the Fund’s loans is generally based on quotes received from brokers or independent pricing services. Loans with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Loans that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

|9

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2017	Highland/iBoxx Senior Loan ETF

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value of the security at the end of the period. A summary of the levels of inputs used to value the Fund’s assets as of March 31, 2017 is as follows:

	Total Market Value at 03/31/17	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland/iBoxx Senior Loan ETF
Assets
US Senior Loans*	$439,391,717	$—	$439,391,717	$—
Foreign Domiciled Senior Loans*	38,071,308	—	38,071,308	—
Rights*	612,422	—	612,422	—
Common Stock*	8,460	8,460	—	—

Total	$478,083,907	$8,460	$478,075,447	$—

*	Please refer to the Investment Portfolio for industry/country breakout.

Amounts designated as “—” are $0.

For the period ended March 31, 2017, there were no transfers within the Fund between Level 1, Level 2 or Level 3. At March 31, 2017, and during the period then ended, there were no Level 3 investments.

The Fund uses end of period market value in the determination of the amount associated with any transfers between levels.

For more information with regard to significant accounting policies, see the most recent annual or semi-annual report filed with the U.S. Securities and Exchange Commission.

HFI-QH-001-0800

10|

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3 (b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS I

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer

Date: May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brad Ross
Brad Ross
President and Principal Executive Officer

Date: May 24, 2017

By:	/s/ Brian Mitts
Brian Mitts
Secretary, Principal Financial Officer and Principal Accounting Officer

Date: May 24, 2017